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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	8/31/07

Date of reporting period:	11/30/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2006 (Unaudited)	Columbia International Stock Fund

	Shares	Value ($)*

Common Stocks – 98.7%

CONSUMER DISCRETIONARY – 11.6%

Auto Components – 2.2%
Continental AG	89,624	10,179,164
Denso Corp.	318,900	12,094,259
Leoni AG	203,934	8,553,438
Auto Components Total		30,826,861
Automobiles – 2.9%
Suzuki Motor Corp.	386,900	11,096,782
Toyota Motor Corp.	486,700	29,516,081
Automobiles Total		40,612,863
Distributors – 0.3%
Canon Marketing Japan, Inc.	213,700	4,910,734
Distributors Total		4,910,734
Hotels, Restaurants & Leisure – 0.4%
Genting Bhd	778,500	6,293,843
Hotels, Restaurants & Leisure Total		6,293,843
Household Durables – 3.2%
JM AB	623,200	12,602,307
Makita Corp.	222,700	6,425,796
Matsushita Electric Industrial Co., Ltd.	675,000	13,149,540
Taylor Woodrow PLC	1,621,710	12,448,650
Household Durables Total		44,626,293
Leisure Equipment & Products – 0.4%
Sega Sammy Holdings, Inc.	200,200	5,041,536
Leisure Equipment & Products Total		5,041,536
Media – 1.7%
Modern Times Group AB, Class B (a)	88,500	5,388,305
Vivendi SA	470,223	18,090,602
Media Total		23,478,907
Specialty Retail – 0.5%
HMV Group PLC	2,240,414	7,409,883
Specialty Retail Total		7,409,883
CONSUMER DISCRETIONARY TOTAL		163,200,920

CONSUMER STAPLES – 5.0%
Beverages – 1.8%
Diageo PLC	375,872	7,215,065
Fomento Economico Mexicano SAB de CV, ADR	52,913	5,569,093
Heineken NV	258,449	12,595,798
Beverages Total		25,379,956

1

	Shares	Value ($)

Common Stocks – (continued)

CONSUMER STAPLES – (continued)

Food & Staples Retailing – 0.9%
Kesko Oyj, Class B	108,743	5,561,816
Massmart Holdings Ltd.	729,092	6,662,989
Food & Staples Retailing Total		12,224,805
Food Products – 0.9%
China Milk Products Group Ltd. (a)	7,752,000	6,899,620
Toyo Suisan Kaisha Ltd.	394,000	5,885,067
Food Products Total		12,784,687
Tobacco – 1.4%
Imperial Tobacco Group PLC	342,255	12,574,396
Japan Tobacco, Inc.	1,636	7,250,382
Tobacco Total		19,824,778
CONSUMER STAPLES TOTAL		70,214,226

ENERGY – 10.8%
Energy Equipment & Services – 1.2%
Subsea 7, Inc. (a)	339,100	6,688,634
TGS Nopec Geophysical Co. ASA (a)	490,500	9,515,691
Energy Equipment & Services Total		16,204,325
Oil, Gas & Consumable Fuels – 9.6%
BP PLC	788,477	8,896,700
BP PLC, ADR	185,922	12,657,570
EnCana Corp.	202,000	10,499,295
ENI SpA	507,259	16,606,619
PetroChina Co., Ltd., Class H	10,980,000	13,974,225
Petroleo Brasileiro SA, ADR	49,399	4,650,916
Royal Dutch Shell PLC, Class A	292,200	10,339,052
Royal Dutch Shell PLC, Class B	522,544	18,664,047
Statoil ASA	404,500	11,229,179
Total SA	291,167	20,649,267
Yanzhou Coal Mining Co., Ltd., Class H	10,270,000	7,301,057
Oil, Gas & Consumable Fuels Total		135,467,927
ENERGY TOTAL		151,672,252

FINANCIALS – 31.2%
Capital Markets – 3.2%
Credit Suisse Group, Registered Shares	215,863	14,274,986
Daiwa Securities Group, Inc.	650,000	7,451,514
Deutsche Bank AG, Registered Shares	135,788	17,510,138

2

	Shares	Value ($)

Common Stocks – (continued)

FINANCIALS – (continued)

Capital Markets – (continued)
UBS AG, Registered Shares	111,831	6,723,484
Capital Markets Total		45,960,122
Commercial Banks – 20.5%
Australia & New Zealand Banking Group Ltd.	370,998	8,327,286
Banco Bilbao Vizcaya Argentaria SA	1,042,651	25,200,250
Banco Santander Central Hispano SA	1,512,926	27,469,968
Bangkok Bank Public Co., Ltd., NVDR	2,108,800	7,226,143
Bank of Ireland	408,521	8,764,606
Barclays PLC	1,762,011	23,570,281
BNP Paribas	203,447	21,918,552
Bumiputra-Commerce Holdings Bhd	2,960,000	6,381,426
Depfa Bank PLC	667,935	12,127,594
HBOS PLC	1,009,761	20,663,189
HSBC Holdings PLC	1,099,602	20,275,257
Kookmin Bank	91,849	7,155,396
Mega Financial Holding Co., Ltd.	8,735,000	6,617,424
Mitsubishi UFJ Financial Group, Inc.	680	8,694,225
Mizuho Financial Group, Inc.	756	5,564,442
Societe Generale	120,335	20,159,766
Sumitomo Mitsui Financial Group, Inc.	1,205	12,700,099
Sumitomo Trust & Banking Co., Ltd.	695,000	7,463,047
Swedbank AB, Class A	259,400	9,089,794
United Overseas Bank Ltd.	1,450,900	17,532,396
Westpac Banking Corp.	620,016	11,935,548
Commercial Banks Total		288,836,689
Consumer Finance – 0.8%
ORIX Corp.	41,640	11,403,292
Consumer Finance Total		11,403,292
Diversified Financial Services – 2.1%
Fortis	329,868	13,450,948
ING Groep NV	386,794	16,489,356
Diversified Financial Services Total		29,940,304
Insurance – 3.5%
Aviva PLC	840,733	13,014,776
Baloise Holding AG, Registered Shares	122,097	11,767,526
Milano Assicurazioni SpA	1,097,000	8,804,045
Sampo Oyj, Class A	606,144	15,308,390
Insurance Total		48,894,737

3

	Shares	Value ($)

Common Stocks – (continued)

FINANCIALS – (continued)

Real Estate Management & Development – 1.1%
Sun Hung Kai Properties Ltd.	459,000	5,204,409
Swire Pacific Ltd., Class A	961,300	10,121,224
Real Estate Management & Development Total		15,325,633
FINANCIALS TOTAL		440,360,777

HEALTH CARE – 8.4%
Pharmaceuticals – 8.4%
AstraZeneca PLC	422,361	24,492,541
Biovail Corp.	695,728	12,363,087
Eisai Co., Ltd.	242,300	12,936,063
GlaxoSmithKline PLC	461,971	12,268,687
Hisamitsu Pharmaceutical Co., Inc.	326,300	9,866,097
Novartis AG, Registered Shares	485,039	28,271,006
Novo-Nordisk A/S, Class B	55,000	4,245,614
Takeda Pharmaceutical Co., Ltd.	213,200	13,924,167
Pharmaceuticals Total		118,367,262
HEALTH CARE TOTAL		118,367,262

INDUSTRIALS – 11.4%
Aerospace & Defense – 0.9%
European Aeronautic Defence and Space Co. NV	121,907	3,585,752
MTU Aero Engines Holding AG	223,711	9,095,545
Aerospace & Defense Total		12,681,297
Airlines – 0.6%
British Airways PLC (a)	860,318	8,333,236
Airlines Total		8,333,236
Building Products – 2.2%
Assa Abloy AB, Class B	541,400	11,007,439
Geberit AG, Registered Shares	9,833	14,260,475
KCC Corp.	19,124	6,080,747
Building Products Total		31,348,661
Electrical Equipment – 1.9%
Mitsubishi Electric Corp.	1,220,000	11,098,095
Schneider Electric SA	144,040	15,594,587
Electrical Equipment Total		26,692,682
Machinery – 4.2%
Georg Fischer AG, Registered Shares (a)	17,226	9,774,433
Heidelberger Druckmaschinen AG	281,803	12,237,425
Komatsu Ltd.	419,100	7,621,316

4

	Shares	Value ($)

Common Stocks – (continued)

INDUSTRIALS – (continued)

Machinery – (continued)
SKF AB, Class B	607,600	9,935,932
Sulzer AG, Registered Shares	7,119	7,271,075
Volvo AB, Class B	180,000	11,695,138
Machinery Total		58,535,319
Road & Rail – 1.1%
Central Japan Railway Co.	1,138	12,288,886
ComfortDelGro Corp., Ltd.	3,136,000	3,198,649
Road & Rail Total		15,487,535
Trading Companies & Distributors – 0.5%
Hitachi High-Technologies Corp.	263,300	7,688,255
Trading Companies & Distributors Total		7,688,255
INDUSTRIALS TOTAL		160,766,985

INFORMATION TECHNOLOGY – 6.5%
Communications Equipment – 1.3%
Nokia Oyj	890,443	17,912,941
Communications Equipment Total		17,912,941
Computers & Peripherals – 1.3%
Lite-On Technology Corp.	5,783,291	7,501,826
Wincor Nixdorf AG	71,425	10,247,124
Computers & Peripherals Total		17,748,950
Electronic Equipment & Instruments – 1.1%
Hoya Corp.	165,800	6,531,450
Kyocera Corp.	106,600	9,623,515
Electronic Equipment & Instruments Total		16,154,965
Internet Software & Services – 0.4%
NetEase.com, Inc., ADR (a)	295,169	5,448,820
Internet Software & Services Total		5,448,820
IT Services – 0.7%
CGI Group, Inc., Class A (a)	1,536,500	10,615,109
IT Services Total		10,615,109
Office Electronics – 1.7%
Brother Industries Ltd.	532,000	6,967,405
Canon, Inc.	316,300	16,722,872
Office Electronics Total		23,690,277

5

	Shares	Value ($)

Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Semiconductors & Semiconductor Equipment – 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1	11
Semiconductors & Semiconductor Equipment Total		11
INFORMATION TECHNOLOGY TOTAL		91,571,073

MATERIALS – 6.5%
Chemicals – 3.4%
BASF AG	217,854	20,103,732
Linde AG	101,752	10,024,449
Shin-Etsu Chemical Co., Ltd.	170,100	11,241,545
Sumitomo Chemical Co., Ltd.	987,000	6,633,718
Chemicals Total		48,003,444
Metals & Mining – 3.1%
Kobe Steel Ltd.	2,983,000	9,199,870
Rio Tinto PLC	187,902	10,028,345
Salzgitter AG	130,612	15,699,310
ThyssenKrupp AG	229,158	8,843,569
Metals & Mining Total		43,771,094
MATERIALS TOTAL		91,774,538

TELECOMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 2.7%
Belgacom SA	329,754	14,123,200
Chunghwa Telecom Co. Ltd., ADR	473,245	8,991,655
Nippon Telegraph & Telephone Corp.	1,716	8,687,106
Telefonica O2 Czech Republic AS	284,336	6,448,002
Diversified Telecommunication Services Total		38,249,963
Wireless Telecommunication Services – 1.2%
China Mobile Ltd.	618,300	5,198,370
Philippine Long Distance Telephone Co., ADR	104,657	5,139,705
Taiwan Mobile Co., Ltd	7,079,000	7,081,189
Wireless Telecommunication Services Total		17,419,264
TELECOMMUNICATION SERVICES TOTAL		55,669,227

UTILITIES – 3.4%
Electric Utilities – 2.8%
E.ON AG	141,816	18,210,457
Endesa SA	445,103	20,678,695
Electric Utilities Total		38,889,152

6

	Shares	Value ($)

Common Stocks – (continued)

UTILITIES – (continued)

Gas Utilities – 0.6%
Tokyo Gas Co., Ltd.	1,864,000	9,243,108
Gas Utilities Total		9,243,108
UTILITIES TOTAL		48,132,260
Total Common Stocks (cost of $1,101,203,414)		1,391,729,520
Investment Company – 0.4%
iShares MSCI EAFE Index Fund	82,347	5,966,040

Total Investment Company (cost of $5,500,788)		5,966,040

	Par ($)

Short-Term Obligation – 0.6%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by a U.S. Treasury Note maturing 08/15/07, market value of $9,061,370(repurchase proceeds $8,880,287)	8,879,000	8,879,000

Total Short-Term Obligation (cost of $8,879,000)		8,879,000

Total Investments – 99.7% (cost of $1,115,583,202)(b)(c)		1,406,574,560

Other Assets & Liabilities, Net – 0.3%		4,275,256

Net Assets – 100.0%		1,410,849,816

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,115,583,202.

(c)	Unrealized appreciation and depreciation at November 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$304,379,925	$(13,388,567)	$290,991,358

Acronym	Name

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

8

INVESTMENT PORTFOLIO
November 30, 2006 (Unaudited)	Columbia Mid Cap Growth Fund

	Shares	Value ($)*

Common Stocks – 98.8%

CONSUMER DISCRETIONARY – 19.4%

Automobiles – 0.4%
Harley-Davidson, Inc.	93,350	6,886,430
Automobiles Total		6,886,430
Hotels, Restaurants & Leisure – 5.7%
Brinker International, Inc.	133,470	6,068,881
Darden Restaurants, Inc.	134,140	5,385,721
Harrah’s Entertainment, Inc.	167,498	13,182,093
Hilton Hotels Corp.	445,440	14,623,795
International Game Technology, Inc.	281,800	12,337,204
Marriott International, Inc., Class A	284,030	12,823,954
Scientific Games Corp., Class A (a)	179,240	5,206,922
Starwood Hotels & Resorts Worldwide, Inc.	115,570	7,416,127
Yum! Brands, Inc.	186,430	11,407,652
Hotels, Restaurants & Leisure Total		88,452,349
Household Durables – 1.3%
Black & Decker Corp.	52,300	4,491,524
Centex Corp.	151,420	8,379,583
Newell Rubbermaid, Inc.	270,950	7,719,365
Household Durables Total		20,590,472
Internet & Catalog Retail – 0.8%
Liberty Media Holding Corp., Interactive Series A (a)	273,890	6,233,736
Nutri/System, Inc. (a)	83,270	5,749,794
Internet & Catalog Retail Total		11,983,530
Media – 2.0%
EchoStar Communications Corp., Class A (a)	175,460	6,318,315
Grupo Televisa SA, ADR	517,620	13,603,054
Lamar Advertising Co., Class A (a)	102,870	6,208,204
Regal Entertainment Group, Class A	221,720	4,613,993
Media Total		30,743,566
Multiline Retail – 2.4%
J.C. Penney Co., Inc.	202,880	15,690,739
Nordstrom, Inc.	425,262	20,846,343
Multiline Retail Total		36,537,082
Specialty Retail – 3.4%
Abercrombie & Fitch Co., Class A	84,000	5,664,960
Autozone, Inc. (a)	39,540	4,492,139
GameStop Corp., Class A (a)	275,900	15,464,195

1

	Shares	Value ($)

Common Stocks – (continued)

CONSUMER DISCRETIONARY– (continued)

Specialty Retail – (continued)
Office Depot, Inc. (a)	179,420	6,792,841
PETsMART, Inc.	249,530	7,381,098
TJX Companies, Inc.	495,010	13,573,174
Specialty Retail Total		53,368,407
Textiles, Apparel & Luxury Goods – 3.4%
Carter’s, Inc. (a)	307,934	8,486,661
Coach, Inc. (a)	736,296	31,815,350
Phillips-Van Heusen Corp.	197,440	9,739,716
Polo Ralph Lauren Corp.	44,461	3,476,850
Textiles, Apparel & Luxury Goods Total		53,518,577
CONSUMER DISCRETIONARY TOTAL		302,080,413

CONSUMER STAPLES – 5.0%
Beverages – 0.5%
Pepsi Bottling Group, Inc.	242,630	7,599,172
Beverages Total		7,599,172
Food & Staples Retailing – 0.5%
Kroger Co.	283,410	6,081,979
Whole Foods Market, Inc.	46,960	2,291,648
Food & Staples Retailing Total		8,373,627
Food Products – 2.6%
Campbell Soup Co.	155,600	5,923,692
Dean Foods Co. (a)	232,020	9,935,096
H.J. Heinz Co.	202,940	9,020,683
Hershey Co.	134,818	7,141,310
McCormick & Co., Inc.	229,220	8,875,398
Food Products Total		40,896,179
Personal Products – 0.9%
Alberto-Culver Co.	110,900	2,225,763
Avon Products, Inc.	186,380	6,083,443
Estee Lauder Companies, Inc., Class A	140,720	5,810,329
Personal Products Total		14,119,535
Tobacco – 0.5%
UST, Inc.	129,290	7,237,654
Tobacco Total		7,237,654
CONSUMER STAPLES TOTAL		78,226,167

ENERGY – 9.4%
Energy Equipment & Services – 3.5%
BJ Services Co.	384,510	12,984,903

2

	Shares	Value ($)

Common Stocks – (continued)

ENERGY – (continued)

Energy Equipment & Services – (continued)
Diamond Offshore Drilling, Inc.	82,520	6,405,202
FMC Technologies, Inc. (a)	161,160	9,671,211
Grant Prideco, Inc. (a)	180,240	7,898,117
National Oilwell Varco, Inc. (a)	154,880	10,301,069
Smith International, Inc.	153,360	6,496,330
Energy Equipment & Services Total		53,756,832
Oil, Gas & Consumable Fuels – 5.9%
Cameco Corp.	238,490	9,067,390
Chesapeake Energy Corp.	485,550	16,523,266
Denbury Resources, Inc. (a)	409,470	12,017,944
EOG Resources, Inc.	177,220	12,499,327
Helix Energy Solutions Group, Inc. (a)	182,260	6,703,523
Petroplus Holdings AG (a)	93,671	5,467,529
Quicksilver Resources, Inc. (a)	181,350	7,672,918
Range Resources Corp.	467,220	14,525,870
Southwestern Energy Co. (a)	190,454	8,023,827
Oil, Gas & Consumable Fuels Total		92,501,594
ENERGY TOTAL		146,258,426

FINANCIALS – 9.2%
Capital Markets – 4.1%
Affiliated Managers Group, Inc. (a)	157,530	16,085,388
Bear Stearns Companies, Inc.	79,812	12,169,734
E*TRADE Financial Corp. (a)	253,660	6,105,596
Investment Technology Group, Inc. (a)	121,140	4,542,750
Lazard Ltd., Class A	177,400	8,057,508
T. Rowe Price Group, Inc.	281,140	12,181,796
TD Ameritrade Holding Corp.	235,460	4,134,678
Capital Markets Total		63,277,450
Commercial Banks – 1.8%
City National Corp.	125,590	8,517,514
East West Bancorp, Inc.	210,327	7,489,744
Zions Bancorporation	146,950	11,497,368
Commercial Banks Total		27,504,626
Diversified Financial Services – 0.6%
Chicago Mercantile Exchange Holdings, Inc., Class A	18,306	9,804,694
Diversified Financial Services Total		9,804,694
Insurance – 1.4%
Ambac Financial Group, Inc.	184,070	15,763,755
Hanover Insurance Group, Inc.	123,770	5,864,223
Insurance Total		21,627,978

3

	Shares	Value ($)

Common Stocks – (continued)

FINANCIALS – (continued)

Real Estate Investment Trusts (REITs) – 0.4%
General Growth Properties, Inc.	116,610	6,406,553
Real Estate Investment Trusts (REITs) Total		6,406,553
Real Estate Management & Development – 0.9%
CB Richard Ellis Group, Inc., Class A (a)	283,290	9,328,740
St. Joe Co.	99,987	5,598,272
Real Estate Management & Development Total		14,927,012
FINANCIALS TOTAL		143,548,313

HEALTH CARE – 14.4%
Biotechnology – 1.6%
Celgene Corp. (a)	204,460	11,394,556
Cephalon, Inc. (a)	86,370	6,465,658
MedImmune, Inc. (a)	122,200	3,994,718
Vertex Pharmaceuticals, Inc. (a)	86,250	3,820,875
Biotechnology Total		25,675,807
Health Care Equipment & Supplies – 4.5%
Beckman Coulter, Inc.	96,200	5,709,470
Biomet, Inc.	132,899	5,024,911
C.R. Bard, Inc.	93,840	7,722,094
Cytyc Corp. (a)	293,820	7,703,960
Dade Behring Holdings, Inc.	154,720	5,857,699
DENTSPLY International, Inc.	174,350	5,566,996
Gen-Probe, Inc. (a)	114,430	5,577,318
Hospira, Inc. (a)	92,410	3,031,048
ResMed, Inc. (a)	67,904	3,395,200
St. Jude Medical, Inc. (a)	250,330	9,329,799
Varian Medical Systems, Inc. (a)	233,920	11,513,543
Health Care Equipment & Supplies Total		70,432,038
Health Care Providers & Services – 4.5%
Coventry Health Care, Inc. (a)	103,510	4,981,936
DaVita, Inc. (a)	145,475	7,740,725
Express Scripts, Inc. (a)	132,650	9,046,730
Henry Schein, Inc. (a)	136,260	7,021,478
Humana, Inc. (a)	114,476	6,193,152
Laboratory Corp. of America Holdings (a)	143,780	10,179,624
Manor Care, Inc.	133,680	6,352,473
McKesson Corp.	117,820	5,820,308
Patterson Companies, Inc. (a)	178,080	6,608,549

4

	Shares	Value ($)

Common Stocks – (continued)

HEALTH CARE – (continued)

Health Care Providers & Services – (continued)
Quest Diagnostics, Inc.	117,090	6,225,675
Health Care Providers & Services Total		70,170,650
Health Care Technology – 0.4%
IMS Health, Inc.	209,910	5,766,228
Health Care Technology Total		5,766,228
Life Sciences Tools & Services – 2.2%
Covance, Inc. (a)	77,280	4,626,754
Invitrogen Corp. (a)	130,530	7,181,760
Thermo Fisher Scientific, Inc. (a)	280,180	12,280,289
Waters Corp. (a)	187,570	9,386,003
Life Sciences Tools & Services Total		33,474,806
Pharmaceuticals – 1.2%
Allergan, Inc.	155,710	18,152,672
Pharmaceuticals Total		18,152,672
HEALTH CARE TOTAL		223,672,201

INDUSTRIALS – 13.4%
Aerospace & Defense – 3.0%
Alliant Techsystems, Inc. (a)	102,769	7,945,072
BE Aerospace, Inc. (a)	302,830	7,937,174
Precision Castparts Corp.	181,063	13,663,014
Rockwell Collins, Inc.	206,960	12,485,897
Spirit Aerosystems Holdings, Inc., Class A (a)	181,002	5,276,208
Aerospace & Defense Total		47,307,365
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	189,740	8,348,560
Expeditors International Washington, Inc.	158,375	7,164,885
Air Freight & Logistics Total		15,513,445
Commercial Services & Supplies – 3.2%
Corporate Executive Board Co.	127,150	12,030,933
Dun & Bradstreet Corp. (a)	112,010	9,209,462
Equifax, Inc.	121,600	4,619,584
Monster Worldwide, Inc. (a)	168,070	7,336,256
Robert Half International, Inc.	337,600	13,027,984
Stericycle, Inc. (a)	43,960	3,183,583
Commercial Services & Supplies Total		49,407,802
Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc. (a)	49,750	4,172,533
Construction & Engineering Total		4,172,533

5

	Shares	Value ($)

Common Stocks – (continued)

INDUSTRIALS – (continued)

Electrical Equipment – 0.9
Rockwell Automation, Inc.	100,000	6,508,000
Roper Industries, Inc.	130,440	6,692,876
Electrical Equipment Total		13,200,876
Machinery – 3.0%
JLG Industries, Inc.	304,210	8,490,501
Joy Global, Inc.	319,578	14,029,474
Terex Corp. (a)	287,970	16,132,079
Timken Co.	246,390	7,327,639
Machinery Total		45,979,693
Marine – 0.5%
American Commercial Lines, Inc. (a)	115,340	7,997,676
Marine Total		7,997,676
Road & Rail – 1.2%
CSX Corp.	216,080	7,748,629
Landstar System, Inc.	256,890	11,570,325
Road & Rail Total		19,318,954
Trading Companies & Distributors – 0.3%
WESCO International, Inc. (a)	67,600	4,522,440
Trading Companies & Distributors Total		4,522,440
INDUSTRIALS TOTAL		207,420,784

INFORMATION TECHNOLOGY – 18.0%
Communications Equipment – 1.3%
F5 Networks, Inc. (a)	87,890	6,575,051
Harris Corp.	237,060	9,982,596
Tellabs, Inc. (a)	291,700	2,928,668
Communications Equipment Total		19,486,315
Computers & Peripherals – 1.7%
Network Appliance, Inc. (a)	342,920	13,445,893
SanDisk Corp. (a)	238,570	10,592,508
Western Digital Corp. (a)	149,380	3,065,278
Computers & Peripherals Total		27,103,679
Electronic Equipment & Instruments – 1.2%
Amphenol Corp., Class A	114,340	7,789,984
Jabil Circuit, Inc.	163,710	4,642,815
Trimble Navigation Ltd. (a)	124,973	5,994,955
Electronic Equipment & Instruments Total		18,427,754

6

	Shares	Value ($)

Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Internet Software & Services – 0.9%
Akamai Technologies, Inc. (a)	120,311	5,879,599
Equinix, Inc. (a)	103,570	7,904,462
Internet Software & Services Total		13,784,061
IT Services – 3.5%
Alliance Data Systems Corp. (a)	213,020	13,784,524
Cognizant Technology Solutions Corp., Class A (a)	269,180	21,954,321
Fiserv, Inc. (a)	180,610	9,230,977
Network Specialists, Inc.	100,566	603,395
Paychex, Inc.	234,480	9,240,857
IT Services Total		54,814,074
Semiconductors & Semiconductor Equipment – 4.8%
Intersil Corp., Class A	129,470	3,206,972
KLA-Tencor Corp.	157,320	8,128,724
Lam Research Corp. (a)	97,310	5,118,506
Marvell Technology Group Ltd. (a)	389,120	8,031,437
MEMC Electronic Materials, Inc. (a)	452,200	17,997,560
National Semiconductor Corp.	292,900	7,085,251
NVIDIA Corp. (a)	396,670	14,672,823
Qimonda AG, ADR (a)	228,530	4,307,791
Xilinx, Inc.	232,970	6,243,596
Semiconductors & Semiconductor Equipment Total		74,792,660
Software – 4.6%
Activision, Inc. (a)	284,170	4,845,099
Amdocs Ltd. (a)	189,560	7,307,538
Autodesk, Inc. (a)	228,169	9,395,999
BEA Systems, Inc. (a)	386,680	5,324,584
BMC Software, Inc. (a)	204,520	6,659,171
Citrix Systems, Inc. (a)	270,526	7,774,917
Electronic Arts, Inc. (a)	199,340	11,133,139
Hyperion Solutions Corp. (a)	159,566	5,865,646
Intuit, Inc. (a)	335,866	10,573,062
Salesforce.com, Inc. (a)	74,120	2,890,680
Software Total		71,769,835
INFORMATION TECHNOLOGY TOTAL		280,178,378

MATERIALS – 3.5%
Chemicals – 0.5%
Potash Corp. of Saskatchewan, Inc.	57,170	8,046,106
Chemicals Total		8,046,106

7

	Shares	Value ($)

Common Stocks – (continued)

MATERIALS – (continued)

Construction Materials – 0.7%
Florida Rock Industries, Inc.	72,870	3,282,065
Vulcan Materials Co.	79,960	7,094,051
Construction Materials Total		10,376,116
Metals & Mining – 2.3%
Allegheny Technologies, Inc.	89,050	7,983,332
Freeport-McMoRan Copper & Gold, Inc., Class B	109,730	6,898,725
Phelps Dodge Corp.	80,700	9,926,100
Zinifex Ltd.	764,700	10,274,374
Metals & Mining Total		35,082,531
MATERIALS TOTAL		53,504,753

TELECOMMUNICATION SERVICES – 4.7%
Wireless Telecommunication Services – 4.7%
American Tower Corp., Class A (a)	543,977	20,600,409
Crown Castle International Corp. (a)	403,020	13,888,069
Leap Wireless International, Inc. (a)	262,190	14,879,283
Millicom International Cellular SA (a)	139,790	8,004,375
NII Holdings, Inc. (a)	238,820	15,506,583
Wireless Telecommunication Services Total		72,878,719
TELECOMMUNICATION SERVICES TOTAL		72,878,719

UTILITIES – 1.8%
Gas Utilities – 0.6%
Questar Corp.	107,140	9,240,825
Gas Utilities Total		9,240,825
Independent Power Producers & Energy Traders – 1.2%
AES Corp. (a)	821,650	19,201,960
Independent Power Producers & Energy Traders Total		19,201,960
UTILITIES TOTAL		28,442,785
Total Common Stocks (cost of $1,264,729,187)		1,536,210,939

	Par ($)

Short–Term Obligation – 2.7%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by a U.S. Treasury Note maturing 08/15/07, market value of $42,142,808 (repurchase proceeds $41,318,990)	41,313,000	41,313,000

Total Short-Term Obligation (cost of $41,313,000)		41,313,000

8

Total Investments – 101.5% (cost of $1,306,042,187)(b)(c)	1,577,523,939

Other Assets & Liabilities, Net – (1.5)%	(23,104,315)

Net Assets – 100.0%	1,554,419,624

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,306,042,187.

(c)	Unrealized appreciation and depreciation at November 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$290,842,090	$(19,360,338)	$271,481,752

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
November 30, 2006 (Unaudited)	Columbia Small Cap Growth Fund I

	Shares	Value ($)*

Common Stocks – 93.1%

CONSUMER DISCRETIONARY – 13.9%

Auto Components – 0.7%
Spartan Motors, Inc.	67,600	1,510,184
Auto Components Total		1,510,184
Automobiles – 0.5%
Piaggio & C SpA (a)	263,400	1,100,571
Automobiles Total		1,100,571
Diversified Consumer Services – 0.6%
Laureate Education, Inc. (a)	25,000	1,299,250
Diversified Consumer Services Total		1,299,250
Hotels, Restaurants & Leisure – 3.2%
Chipotle Mexican Grill, Inc., Class A (a)	18,600	1,077,870
Ctrip.com International Ltd., ADR	9,700	538,544
Pinnacle Entertainment, Inc. (a)	38,428	1,249,294
RARE Hospitality International, Inc. (a)	34,270	1,109,320
Ruby Tuesday, Inc.	26,300	709,837
Scientific Games Corp., Class A (a)	34,240	994,672
Shuffle Master, Inc. (a)	40,800	1,270,512
Hotels, Restaurants & Leisure Total		6,950,049
Household Durables – 0.6%
Ryland Group, Inc.	21,700	1,144,675
Household Durables Total		1,144,675
Internet & Catalog Retail – 0.6%
Nutri/System, Inc. (a)	19,600	1,353,380
Internet & Catalog Retail Total		1,353,380
Leisure Equipment & Products – 1.1%
Marvel Entertainment, Inc. (a)	56,700	1,593,270
Pool Corp.	15,400	630,938
Leisure Equipment & Products Total		2,224,208
Specialty Retail – 4.4%
Bebe Stores, Inc.	21,400	426,074
Children’s Place Retail Stores, Inc. (a)	13,030	840,696
Christopher & Banks Corp.	35,200	661,408
GameStop Corp., Class A (a)	47,300	2,651,165
Hibbett Sporting Goods, Inc. (a)	56,800	1,790,336
Tractor Supply Co. (a)	27,700	1,318,520
Tween Brands, Inc. (a)	41,300	1,731,296
Specialty Retail Total		9,419,495
Textiles, Apparel & Luxury Goods – 2.2%
Carter’s, Inc. (a)	74,400	2,050,464

1

	Shares	Value ($)

Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Textiles, Apparel & Luxury Goods – (continued)
Phillips-Van Heusen Corp.	18,300	902,739
Quiksilver, Inc. (a)	125,600	1,827,480
Textiles, Apparel & Luxury Goods Total		4,780,683
CONSUMER DISCRETIONARY TOTAL		29,782,495

CONSUMER STAPLES – 1.7%
Food & Staples Retailing – 0.3%
Pantry, Inc. (a)	12,900	632,358
Food & Staples Retailing Total		632,358
Household Products – 0.6%
Central Garden & Pet Co. (a)	25,000	1,305,000
Household Products Total		1,305,000
Personal Products – 0.8%
USANA Health Sciences, Inc. (a)	37,400	1,809,412
Personal Products Total		1,809,412
CONSUMER STAPLES TOTAL		3,746,770

ENERGY – 7.6%
Energy Equipment & Services – 3.8%
Atwood Oceanics, Inc. (a)	43,400	2,151,338
Core Laboratories NV (a)	17,300	1,530,358
Oil States International, Inc. (a)	55,800	1,942,398
Pioneer Drilling Co. (a)	78,800	1,141,024
Tetra Technologies, Inc. (a)	58,000	1,498,720
Energy Equipment & Services Total		8,263,838
Oil, Gas & Consumable Fuels – 3.8%
Berry Petroleum Co., Class A	50,200	1,644,050
Carrizo Oil & Gas, Inc. (a)	49,691	1,654,710
Foundation Coal Holdings, Inc.	31,500	1,168,965
Quicksilver Resources, Inc. (a)	25,200	1,066,212
Ship Finance International Ltd.	48,700	1,083,575
W&T Offshore, Inc.	42,400	1,469,584
Oil, Gas & Consumable Fuels Total		8,087,096
ENERGY TOTAL		16,350,934

FINANCIALS – 8.2%
Capital Markets – 2.4%
Affiliated Managers Group, Inc. (a)	23,201	2,369,054
Greenhill & Co., Inc.	17,661	1,231,149
Investment Technology Group, Inc. (a)	16,900	633,750

2

	Shares	Value ($)

Common Stocks – (continued)

FINANCIALS – (continued)

Capital Markets – (continued)
Waddell & Reed Financial, Inc., Class A	40,600	1,012,158
Capital Markets Total		5,246,111
Commercial Banks – 2.0%
Signature Bank (a)	47,440	1,525,670
Sterling Financial Corp.	36,738	1,232,560
UCBH Holdings, Inc.	95,800	1,615,188
Commercial Banks Total		4,373,418
Consumer Finance – 0.5%
First Cash Financial Services, Inc. (a)	51,500	1,052,145
Consumer Finance Total		1,052,145
Diversified Financial Services – 0.4%
International Securities Exchange Holdings, Inc.	14,300	760,474
Diversified Financial Services Total		760,474
Insurance – 1.5%
Hanover Insurance Group, Inc.	23,670	1,121,484
ProAssurance Corp. (a)	41,877	2,145,359
Insurance Total		3,266,843
Real Estate Investment Trusts (REITs) – 1.4%
Alexandria Real Estate Equities, Inc.	14,300	1,474,044
Washington Real Estate Investment Trust	34,600	1,483,302
Real Estate Investment Trusts (REITs) Total		2,957,346
FINANCIALS TOTAL		17,656,337

HEALTH CARE – 19.0%
Biotechnology – 3.4%
Alexion Pharmaceuticals, Inc. (a)	9,900	428,472
Alkermes, Inc. (a)	33,200	503,976
Applera Corp. - Celera Group (a)	20,967	300,877
BioMarin Pharmaceuticals, Inc. (a)	40,500	692,955
Cubist Pharmaceuticals, Inc. (a)	50,000	1,018,000
Digene Corp. (a)	21,570	1,102,227
Human Genome Sciences, Inc. (a)	43,400	543,368
Keryx Biopharmaceuticals, Inc. (a)	37,700	520,260
Medarex, Inc. (a)	37,200	501,828
OSI Pharmaceuticals, Inc. (a)	26,100	957,348
United Therapeutics Corp. (a)	13,100	762,682
Biotechnology Total		7,331,993
Health Care Equipment & Supplies – 7.3%
ArthroCare Corp. (a)	18,932	788,896

3

	Shares	Value ($)

Common Stocks – (continued)

HEALTH CARE – (continued)

Health Care Equipment & Supplies – (continued)
Aspect Medical Systems, Inc. (a)	30,400	576,384
Bespak PLC	131,800	1,528,606
DexCom, Inc. (a)	93,700	1,055,062
Haemonetics Corp. (a)	33,990	1,539,067
Hologic, Inc. (a)	34,437	1,722,883
I-Flow Corp. (a)	35,800	516,594
Kyphon, Inc. (a)	48,830	1,648,989
Mentor Corp.	26,300	1,313,685
NuVasive, Inc. (a)	80,200	1,844,600
PolyMedica Corp.	10,000	395,700
ResMed, Inc. (a)	23,522	1,176,100
Thoratec Corp. (a)	70,400	1,036,992
West Pharmaceutical Services, Inc.	9,900	486,090
Health Care Equipment & Supplies Total		15,629,648
Health Care Providers & Services – 3.6%
HealthExtras, Inc. (a)	74,736	1,597,856
Healthways, Inc. (a)	19,500	896,415
Pediatrix Medical Group, Inc. (a)	35,400	1,704,510
Psychiatric Solutions, Inc. (a)	44,300	1,612,077
United Surgical Partners International, Inc. (a)	55,803	1,420,186
Visicu, Inc. (a)	47,100	471,000
Health Care Providers & Services Total		7,702,044
Health Care Technology – 1.1%
Allscripts Healthcare Solutions, Inc. (a)	85,094	2,375,825
Health Care Technology Total		2,375,825
Life Sciences Tools & Services – 1.7%
ICON PLC, ADR (a)	99,828	3,711,605
Life Sciences Tools & Services Total		3,711,605
Pharmaceuticals – 1.9%
BioMimetic Therapeutics, Inc. (a)	57,617	610,740
Medicis Pharmaceutical Corp., Class A	51,600	1,903,008
Penwest Pharmaceuticals Co. (a)	92,100	1,583,199
Pharmaceuticals Total		4,096,947
HEALTH CARE TOTAL		40,848,062

INDUSTRIALS – 16.3%
Aerospace & Defense – 3.0%
Armor Holdings, Inc. (a)	22,619	1,279,104
BE Aerospace, Inc. (a)	86,527	2,267,873

4

	Shares	Value ($)

Common Stocks – (continued)

INDUSTRIALS – (continued)

Aerospace & Defense – (continued)
Ceradyne, Inc. (a)	20,300	1,072,246
Hexcel Corp. (a)	97,300	1,741,670
Aerospace & Defense Total		6,360,893
Air Freight & Logistics – 0.6%
Forward Air Corp.	40,583	1,351,414
Air Freight & Logistics Total		1,351,414
Airlines – 0.5%
Alaska Air Group, Inc. (a)	26,500	1,089,945
Airlines Total		1,089,945
Building Products – 0.6%
ElkCorp	37,200	1,337,340
Building Products Total		1,337,340
Commercial Services & Supplies – 6.3%
ACCO Brands Corp. (a)	16,900	429,091
Advisory Board Co. (a)	30,900	1,714,023
Corporate Executive Board Co.	17,716	1,676,288
Global Cash Access, Inc. (a)	65,805	1,054,854
Huron Consulting Group, Inc. (a)	70,098	2,883,832
Kenexa Corp. (a)	62,324	1,922,695
Resources Connection, Inc. (a)	86,766	2,518,817
Waste Connections, Inc. (a)	31,600	1,275,060
Commercial Services & Supplies Total		13,474,660
Construction & Engineering – 0.5%
Granite Construction, Inc.	8,500	438,600
Perini Corp. (a)	21,527	700,058
Construction & Engineering Total		1,138,658
Electrical Equipment – 2.3%
Acuity Brands, Inc.	21,900	1,153,473
First Solar, Inc. (a)	21,095	596,989
Franklin Electric Co., Inc.	12,400	642,568
General Cable Corp. (a)	58,200	2,473,500
Electrical Equipment Total		4,866,530
Machinery – 1.5%
Bucyrus International, Inc., Class A	23,400	999,180
ESCO Technologies, Inc. (a)	34,436	1,525,515
RBC Bearings, Inc. (a)	28,075	815,859
Machinery Total		3,340,554
Marine – 0.5%
American Commercial Lines, Inc. (a)	16,100	1,116,374
Marine Total		1,116,374

5

	Shares	Value ($)

Common Stocks – (continued)

INDUSTRIALS – (continued)

Road & Rail – 0.5%
Genesee & Wyoming, Inc., Class A (a)	37,800	1,015,308
Road & Rail Total		1,015,308
INDUSTRIALS TOTAL		35,091,676

INFORMATION TECHNOLOGY – 22.3%
Communications Equipment – 1.5%
CommScope, Inc. (a)	30,200	911,134
F5 Networks, Inc. (a)	23,535	1,760,653
Ixia (a)	66,948	635,337
Communications Equipment Total		3,307,124
Computers & Peripherals – 0.6%
Brocade Communications Systems, Inc. (a)	81,600	754,800
Emulex Corp. (a)	21,400	446,618
Computers & Peripherals Total		1,201,418
Electronic Equipment & Instruments – 1.2%
FLIR Systems, Inc. (a)	53,600	1,726,456
Sunpower Corp., Class A (a)	24,200	903,144
Electronic Equipment & Instruments Total		2,629,600
Internet Software & Services – 3.1%
aQuantive, Inc. (a)	64,000	1,529,600
Equinix, Inc. (a)	24,940	1,903,421
Knot, Inc. (a)	33,600	926,352
RADVision Ltd. (a)	60,100	1,211,616
WebEx Communications, Inc. (a)	27,500	987,250
Internet Software & Services Total		6,558,239
IT Services – 3.9%
Acxiom Corp.	50,500	1,258,460
Euronet Worldwide, Inc. (a)	84,090	2,784,220
Global Payments, Inc.	27,512	1,260,049
Heartland Payment Systems, Inc.	62,100	1,763,640
TALX Corp.	50,700	1,264,965
IT Services Total		8,331,334
Semiconductors & Semiconductor Equipment – 4.6%
Atheros Communications, Inc. (a)	76,359	1,736,404
Cymer, Inc. (a)	12,400	585,900
FormFactor, Inc. (a)	38,900	1,453,304
Hittite Microwave Corp. (a)	34,701	1,355,768
Netlogic Microsystems, Inc. (a)	46,700	996,111

6

	Shares	Value ($)

Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Semiconductors & Semiconductor Equipment – (continued)
SiRf Technology Holdings, Inc. (a)	36,260	1,108,105
Tessera Technologies, Inc. (a)	47,706	1,806,626
Varian Semiconductor Equipment Associates, Inc. (a)	22,900	909,817
Semiconductors & Semiconductor Equipment Total		9,952,035
Software – 7.4%
Activision, Inc. (a)	42,800	729,740
ANSYS, Inc. (a)	22,900	1,075,155
Hyperion Solutions Corp. (a)	36,086	1,326,521
Informatica Corp. (a)	116,400	1,402,620
KongZhong Corp., ADR (a)	86,100	703,437
Micros Systems, Inc. (a)	28,072	1,429,426
Nuance Communications, Inc. (a)	149,578	1,533,175
Quest Software, Inc. (a)	80,600	1,153,386
THQ, Inc. (a)	27,700	901,635
Transaction Systems Architects, Inc. (a)	68,597	2,320,637
Ultimate Software Group, Inc. (a)	89,300	2,153,023
Verint Systems, Inc. (a)	36,900	1,259,028
Software Total		15,987,783
INFORMATION TECHNOLOGY TOTAL		47,967,533

MATERIALS – 1.6%
Metals & Mining – 1.6%
Century Aluminum Co. (a)	23,127	986,367
Universal Stainless & Alloy (a)	33,500	1,115,885
Zinifex Ltd.	95,200	1,279,090
Metals & Mining Total		3,381,342
MATERIALS TOTAL		3,381,342

TELECOMMUNICATION SERVICES – 2.5%
Wireless Telecommunication Services – 2.5%
Dobson Communications Corp., Class A (a)	159,700	1,381,405
Linktone Ltd., ADR (a)	94,800	543,204
Millicom International Cellular SA (a)	17,584	1,006,860
SBA Communications Corp., Class A (a)	84,507	2,397,464
Wireless Telecommunication Services Total		5,328,933
TELECOMMUNICATION SERVICES TOTAL		5,328,933

Total Common Stocks (cost of $159,714,999)		200,154,082

7

	Shares	Value ($)

Investment Companies – 1.8%
Biotech HOLDRs Trust	6,500	1,218,685
iShares Nasdaq Biotechnology Index Fund (a)	16,100	1,289,288
streetTRACKS SPDR Biotech ETF	25,379	1,281,893
Total Investment Companies (cost of $3,464,198)		3,789,866

	Par ($)
Short-Term Obligation – 4.8%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by a U.S. Treasury Bill maturing 05/31/07, market value of $10,622,625 (repurchase proceeds $10,413,510)	10,412,000	10,412,000

Total Short-Term Obligation (cost of $10,412,000)		10,412,000

Total Investments – 99.7% (cost of $173,591,197)(b)(c)		214,355,948

Other Assets & Liabilities, Net – 0.3%		714,107

Net Assets – 100.0%		215,070,055

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $173,591,197.

(c)	Unrealized appreciation and depreciation at November 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$43,477,080	$(2,712,329)	$40,764,751

8

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
November 30, 2006 (Unaudited)	Columbia Real Estate Equity Fund

	Shares	Value ($)*

Common Stocks – 96.3%

CONSUMER DISCRETIONARY – 6.5%

Hotels, Restaurants & Leisure – 6.5%
Hilton Hotels Corp.	733,000	24,064,390
Starwood Hotels & Resorts Worldwide, Inc.	345,400	22,164,318
Hotels, Restaurants & Leisure Total		46,228,708
CONSUMER DISCRETIONARY TOTAL		46,228,708

FINANCIALS – 89.8%
Real Estate Investment Trusts (REITs) – 88.6%
Alexandria Real Estate Equities, Inc.	331,700	34,191,636
AMB Property Corp.	147,627	9,045,106
American Campus Communities, Inc.	257,382	7,644,245
Apartment Investment & Management Co., Class A	485,676	27,994,365
AvalonBay Communities, Inc.	179,000	23,821,320
BioMed Realty Trust, Inc.	576,052	17,396,770
Boston Properties, Inc.	222,700	26,067,035
Camden Property Trust	435,205	34,698,895
CBL & Associates Properties, Inc.	636,610	27,437,891
Corporate Office Properties Trust	582,527	28,957,417
Developers Diversified Realty Corp.	228,563	14,806,311
Douglas Emmett, Inc. (a)	275,000	7,232,500
EastGroup Properties, Inc.	268,260	15,035,973
Essex Property Trust, Inc.	156,656	20,684,858
Host Hotels & Resorts, Inc.	995,973	25,118,439
iStar Financial, Inc.	581,150	27,192,009
Kimco Realty Corp.	728,100	33,769,278
Mid-America Apartment Communities, Inc.	270,712	16,242,720
NorthStar Realty Finance Corp.	527,428	8,370,282
ProLogis Trust	793,530	51,714,350
Public Storage, Inc.	557,965	53,720,870
Simon Property Group, Inc.	547,119	55,795,196
SL Green Realty Corp.	224,900	30,415,476
Taubman Centers, Inc.	106,400	5,262,544
United Dominion Realty Trust, Inc.	262,600	8,818,108
Vornado Realty Trust	201,895	25,460,979
Real Estate Investment Trusts (REITs) Total		636,894,573

1

	Shares	Value ($)

Common Stocks – (continued)

FINANCIALS – (continued)

Real Estate Management & Development – 1.2%
Brookfield Properties Corp.	219,400	8,808,910
Real Estate Management & Development Total		8,808,910
FINANCIALS TOTAL		645,703,483

Total Common Stocks (cost of $386,617,650)		691,932,191

	Par ($)

Short-Term Obligation – 3.0%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by U.S. Treasury Bonds with various maturities to 02/15/15, market value of $22,436,787 (repurchase proceeds $21,997,189)	21,994,000	21,994,000

Total Short-Term Obligation (cost of $21,994,000)		21,994,000

Total Investments – 99.3% (cost of $408,611,650)(b)(c)		713,926,191

Other Assets & Liabilities, Net – 0.7%		4,890,927

Net Assets – 100.0%		718,817,118

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value..

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $408,611,650.

(c)	Unrealized appreciation and depreciation at November 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$305,713,718	$(399,177)	$305,314,541

2

INVESTMENT PORTFOLIO
November 30, 2006 (Unaudited)	Columbia Technology Fund

	Shares	Value ($)*

Common Stocks – 101.0%

CONSUMER DISCRETIONARY – 3.9%

Hotels, Restaurants & Leisure – 0.4%
Ctrip.com International Ltd., ADR	15,950	885,544
Hotels, Restaurants & Leisure Total		885,544
Household Durables – 2.2%
Garmin Ltd.	35,580	1,810,666
Koninklijke Philips Electronics NV, N.Y. Registered Shares	54,760	2,043,644
Sony Corp., ADR	21,790	858,744
Household Durables Total		4,713,054
Internet & Catalog Retail – 1.1%
IAC/InterActiveCorp (a)	65,870	2,403,596
Internet & Catalog Retail Total		2,403,596
Media – 0.2%
Knology, Inc. (a)	44,400	444,000
Media Total		444,000
CONSUMER DISCRETIONARY TOTAL		8,446,194

INDUSTRIALS – 2.1%
Commercial Services & Supplies – 2.1%
Huron Consulting Group, Inc. (a)	48,154	1,981,056
Kenexa Corp. (a)	33,905	1,045,969
Monster Worldwide, Inc. (a)	36,350	1,586,677
Commercial Services & Supplies Total		4,613,702
INDUSTRIALS TOTAL		4,613,702

INFORMATION TECHNOLOGY – 88.0%
Communications Equipment – 11.9%
Alcatel-Lucent, ADR	167,770	2,227,986
Avaya, Inc. (a)	225,000	2,875,500
China Techfaith Wireless Communication Technology Ltd., ADR (a)	42,670	332,826
Cisco Systems, Inc. (a)	88,260	2,372,429
Comverse Technology, Inc. (a)	51,150	998,448
Corning, Inc. (a)	128,310	2,766,363
Harris Corp.	89,740	3,778,951
QUALCOMM, Inc.	104,620	3,828,046
Research In Motion Ltd. (a)	35,180	4,884,039
Tellabs, Inc. (a)	191,720	1,924,869
Communications Equipment Total		25,989,457
Computers & Peripherals – 12.1%
Apple Computer, Inc. (a)	77,740	7,127,203

1

	Shares	Value ($)

Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Computers & Peripherals – (continued)
Brocade Communications Systems, Inc. (a)	74,200	686,350
Emulex Corp. (a)	65,290	1,362,602
Hewlett-Packard Co.	76,990	3,038,026
International Business Machines Corp.	23,620	2,171,150
NCR Corp. (a)	41,210	1,768,321
Network Appliance, Inc. (a)	83,010	3,254,822
QLogic Corp. (a)	75,920	1,689,220
Quantum Corp. (a)	268,370	633,353
SanDisk Corp. (a)	51,000	2,264,400
Seagate Technology	95,510	2,460,338
Computers & Peripherals Total		26,455,785
Electronic Equipment & Instruments – 2.2%
Agilent Technologies, Inc. (a)	30,690	977,170
Amphenol Corp., Class A	16,020	1,091,442
AU Optronics Corp., ADR	116,060	1,552,883
Jabil Circuit, Inc.	18,140	514,450
Trimble Navigation Ltd. (a)	13,798	661,890
Electronic Equipment & Instruments Total		4,797,835
Internet Software & Services – 6.5%
Akamai Technologies, Inc. (a)	21,100	1,031,157
eBay, Inc. (a)	41,490	1,342,202
Equinix, Inc. (a)	29,770	2,272,046
Google, Inc., Class A (a)	11,670	5,659,017
Knot, Inc. (a)	42,740	1,178,342
RADVision Ltd. (a)	39,240	791,078
VeriSign, Inc. (a)	46,800	1,221,948
WebEx Communications, Inc. (a)	21,740	780,466
Internet Software & Services Total		14,276,256
IT Services – 11.6%
Accenture Ltd., Class A	111,660	3,762,942
Affiliated Computer Services, Inc., Class A (a)	20,340	1,028,187
CheckFree Corp. (a)	46,540	1,945,837
Cognizant Technology Solutions Corp., Class A (a)	80,860	6,594,942
Computer Sciences Corp. (a)	20,830	1,087,326
DST Systems, Inc. (a)	38,670	2,413,008
Euronet Worldwide, Inc. (a)	32,715	1,083,194
First Data Corp.	63,250	1,597,062

2

	Shares	Value ($)

Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

IT Services – (continued)
Fiserv, Inc. (a)	44,270	2,262,640
Global Payments, Inc.	22,970	1,052,026
Satyam Computer Services Ltd., ADR	50,280	1,174,038
Western Union Co.	63,310	1,443,468
IT Services Total		25,444,670
Office Electronics – 0.7%
Xerox Corp. (a)	95,520	1,576,080
Office Electronics Total		1,576,080
Semiconductors & Semiconductor Equipment – 20.0%
ASML Holding N.V., N.Y. Registered Shares (a)	72,060	1,794,294
Atheros Communications, Inc. (a)	49,530	1,126,312
Broadcom Corp., Class A (a)	31,510	1,034,473
Cymer, Inc. (a)	23,570	1,113,683
FormFactor, Inc. (a)	29,760	1,111,834
Hittite Microwave Corp. (a)	38,790	1,515,525
Intel Corp.	98,140	2,095,289
Intersil Corp., Class A	93,730	2,321,692
KLA-Tencor Corp.	43,730	2,259,529
Lam Research Corp. (a)	45,460	2,391,196
Linear Technology Corp.	20,120	646,657
Marvell Technology Group Ltd. (a)	121,480	2,507,347
Maxim Integrated Products, Inc.	24,940	785,111
MEMC Electronic Materials, Inc. (a)	117,310	4,668,938
Microchip Technology, Inc.	31,320	1,068,325
Micron Technology, Inc. (a)	95,000	1,387,000
National Semiconductor Corp.	72,250	1,747,728
Netlogic Microsystems, Inc. (a)	42,980	916,763
NVIDIA Corp. (a)	157,910	5,841,091
PDF Solutions, Inc. (a)	60,890	895,692
Qimonda AG, ADR (a)	81,070	1,528,170
SiRF Technology Holdings, Inc. (a)	33,441	1,021,957
Tessera Technologies, Inc. (a)	28,570	1,081,946
Texas Instruments, Inc.	30,040	887,682
Xilinx, Inc.	72,450	1,941,660
Semiconductors & Semiconductor Equipment Total		43,689,894
Software – 23.0%
Activision, Inc. (a)	66,010	1,125,470
Adobe Systems, Inc. (a)	49,920	2,003,290
Amdocs Ltd. (a)	66,170	2,550,853

3

	Shares	Value ($)

Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Software – (continued)
ANSYS, Inc. (a)	23,770	1,116,002
Autodesk, Inc. (a)	49,580	2,041,704
BEA Systems, Inc. (a)	197,200	2,715,444
BMC Software, Inc. (a)	67,180	2,187,381
Business Objects SA, ADR (a)	55,390	2,150,240
CA, Inc.	40,820	885,794
Cadence Design Systems, Inc. (a)	129,457	2,379,420
Check Point Software Technologies Ltd. (a)	49,100	1,124,390
Citrix Systems, Inc. (a)	89,176	2,562,918
Electronic Arts, Inc. (a)	50,680	2,830,478
Hyperion Solutions Corp. (a)	21,930	806,147
Intuit, Inc. (a)	59,240	1,864,875
KongZhong Corp., ADR (a)	151,698	1,239,373
Macrovision Corp. (a)	20,880	577,332
McAfee, Inc. (a)	46,010	1,343,952
Micros Systems, Inc. (a)	12,056	613,892
Microsoft Corp.	73,540	2,156,928
NAVTEQ Corp. (a)	30,849	1,103,469
Nuance Communications, Inc. (a)	50,585	518,496
Oracle Corp. (a)	239,030	4,548,741
Salesforce.com, Inc. (a)	50,210	1,958,190
SAP AG, ADR	37,150	1,939,973
Symantec Corp. (a)	210,304	4,458,445
Transaction Systems Architects, Inc. (a)	22,786	770,850
Ultimate Software Group, Inc. (a)	32,330	779,476
Software Total		50,353,523
INFORMATION TECHNOLOGY TOTAL		192,583,500

TELECOMMUNICATION SERVICES – 7.0%
Wireless Telecommunication Services – 7.0%
American Tower Corp., Class A (a)	106,203	4,021,908
Crown Castle International Corp. (a)	27,660	953,163
Dobson Communications Corp., Class A (a)	123,600	1,069,140
Linktone Ltd., ADR (a)	198,690	1,138,494
Millicom International Cellular SA (a)	84,670	4,848,204
NII Holdings, Inc. (a)	18,990	1,233,021

4

	Shares	Value ($)

Common Stocks – (continued)

TELECOMMUNICATION SERVICES – (continued)

Wireless Telecommunication Services – (continued)
SBA Communications Corp., Class A (a)	69,980	1,985,332
Wireless Telecommunication Services Total		15,249,262
TELECOMMUNICATION SERVICES TOTAL		15,249,262

Total Common Stocks (cost of $187,959,461)		220,892,658

	Par ($)

Short-Term Obligation – 1.1%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by U.S. Treasury Bill maturing on 05/31/07, market value of $2,535,000 (repurchase proceeds $2,482,360)	2,482,000	2,482,000

Total Short-Term Obligation (cost of $2,482,000)		2,482,000

Total Investments – 102.1% (cost of $190,441,461)(b)(c)		223,374,658

Other Assets & Liabilities, Net – (2.1)%		(4,570,405)

Net Assets – 100.0%		218,804,253

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $190,441,461.

(c)	Unrealized appreciation and depreciation at November 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$35,795,024	$(2,861,827)	$32,933,197

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
November 30, 2006 (Unaudited)	Columbia Strategic Investor Fund

	Shares	Value ($)*

Common Stocks – 96.0%

CONSUMER DISCRETIONARY – 9.0%

Auto Components – 0.5%
Nokian Renkaat Oyj	271,000	5,609,592
Auto Components Total		5,609,592
Hotels, Restaurants & Leisure – 0.9%
Starbucks Corp. (a)	138,400	4,884,136
Yum! Brands, Inc.	93,300	5,709,027
Hotels, Restaurants & Leisure Total		10,593,163
Household Durables – 0.2%
Desarrolladora Homex SA de CV, ADR (a)	59,800	2,952,924
Household Durables Total		2,952,924
Internet & Catalog Retail – 0.3%
Expedia, Inc. (a)	212,900	3,868,393
Internet & Catalog Retail Total		3,868,393
Media – 2.8%
Comcast Corp., Class A (a)	285,700	11,507,996
Liberty Global, Inc., Class A (a)	145,400	3,921,438
News Corp., Class A	75,000	1,545,000
News Corp., Class B	170,000	3,660,100
Reed Elsevier PLC, ADR	61,600	2,706,704
Time Warner, Inc.	514,988	10,371,858
Media Total		33,713,096
Multiline Retail – 1.8%
Federated Department Stores, Inc.	88,936	3,743,317
Kohl’s Corp. (a)	94,500	6,577,200
Stockmann Oyj Abp, Class B	66,500	3,223,337
Target Corp.	142,100	8,254,589
Multiline Retail Total		21,798,443
Specialty Retail – 1.4%
Bed Bath & Beyond, Inc. (a)	137,000	5,308,750
Gap, Inc.	343,900	6,437,808
Home Depot, Inc.	140,300	5,327,191
Specialty Retail Total		17,073,749
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc. (a)	83,000	2,287,480

1

	Shares	Value ($)

Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Textiles, Apparel & Luxury Goods – (continued)
NIKE, Inc., Class B	110,700	10,953,765
Textiles, Apparel & Luxury Goods Total		13,241,245
CONSUMER DISCRETIONARY TOTAL		108,850,605

CONSUMER STAPLES – 9.6%
Beverages – 1.4%
Coca-Cola Co.	371,700	17,406,711
Beverages Total		17,406,711
Food & Staples Retailing – 1.1%
CVS Corp.	144,700	4,163,019
Walgreen Co.	210,000	8,502,900
Food & Staples Retailing Total		12,665,919
Food Products – 4.2%
ConAgra Foods, Inc.	276,000	7,093,200
General Mills, Inc.	101,900	5,701,305
Hershey Co.	163,200	8,644,704
Nestle SA, Registered Shares	30,900	10,906,792
Unilever NV, N.Y. Registered Shares	191,400	5,070,186
Wrigley (Wm.) Jr. Co.	253,300	13,283,052
Food Products Total		50,699,239
Household Products – 2.4%
Colgate-Palmolive Co.	114,100	7,422,205
Procter & Gamble Co.	338,300	21,241,857
Household Products Total		28,664,062
Personal Products – 0.5%
Avon Products, Inc.	197,400	6,443,136
Personal Products Total		6,443,136
CONSUMER STAPLES TOTAL		115,879,067

ENERGY – 10.7%
Energy Equipment & Services – 3.6%
Cameron International Corp. (a)	76,000	4,128,320
Dresser-Rand Group, Inc. (a)	218,700	5,294,727
Nabors Industries Ltd. (a)	56,400	1,904,064
National-Oilwell Varco, Inc. (a)	57,500	3,824,325
Noble Corp.	87,600	6,767,100
Schlumberger Ltd.	180,300	12,346,944
Smith International, Inc.	51,900	2,198,484
Transocean, Inc. (a)	88,800	6,921,960
Energy Equipment & Services Total		43,385,924

2

	Shares	Value ($)

Common Stocks – (continued)

ENERGY – (continued)

Oil, Gas & Consumable Fuels – 7.1%
Cameco Corp.	82,900	3,151,858
Chesapeake Energy Corp.	161,300	5,489,039
Chevron Corp.	73,600	5,322,752
ConocoPhillips	132,300	8,903,790
Exxon Mobil Corp.	440,000	33,796,400
Hess Corp.	124,000	6,233,480
Newfield Exploration Co. (a)	93,200	4,638,564
Peabody Energy Corp.	52,200	2,401,722
Petroplus Holdings AG (a)	45,801	2,673,381
Southwestern Energy Co. (a)	63,700	2,683,681
USEC, Inc. (a)	290,900	3,624,614
Valero Energy Corp.	129,600	7,137,072
Oil, Gas & Consumable Fuels Total		86,056,353
ENERGY TOTAL		129,442,277

FINANCIALS – 20.0%
Capital Markets – 3.1%
Bank of New York Co., Inc.	224,417	7,975,780
Lazard Ltd., Class A	111,200	5,050,704
Legg Mason, Inc.	59,600	5,683,456
Merrill Lynch & Co., Inc.	78,283	6,844,283
Morgan Stanley	45,500	3,465,280
Nomura Holdings, Inc., ADR	218,400	3,813,264
Waddell & Reed Financial, Inc., Class A	169,600	4,228,128
Capital Markets Total		37,060,895
Commercial Banks – 4.9%
Allied Irish Banks PLC, ADR	77,800	4,377,028
HSBC Holdings PLC, ADR	69,800	6,491,400
ICICI Bank Ltd., ADR	113,600	4,420,176
Mitsubishi UFJ Financial Group, Inc.	300	3,835,687
Mizuho Financial Group, Inc.	460	3,385,772
Raiffeisen International Bank Holding AG	30,600	3,598,632
SunTrust Banks, Inc.	81,800	6,678,970
U.S. Bancorp	348,300	11,716,812
Wachovia Corp.	285,000	15,444,150
Commercial Banks Total		59,948,627
Diversified Financial Services – 4.6%
CIT Group, Inc.	141,200	7,343,812
Citigroup, Inc.	578,100	28,667,979

3

	Shares	Value ($)

Common Stocks – (continued)

FINANCIALS – (continued)

Diversified Financial Services – (continued)
JPMorgan Chase & Co.	414,700	19,192,316
Diversified Financial Services Total		55,204,107
Insurance – 5.8%
ACE Ltd.	107,800	6,127,352
American International Group, Inc.	217,691	15,308,031
AON Corp.	97,800	3,489,504
Axis Capital Holdings Ltd.	203,400	6,962,382
Berkshire Hathaway, Inc., Class B (a)	2,600	9,243,000
Hartford Financial Services Group, Inc.	87,000	7,461,120
MetLife, Inc.	39,600	2,325,708
National Financial Partners Corp.	76,400	3,462,448
Platinum Underwriters Holdings Ltd.	192,800	5,866,904
Prudential Financial, Inc.	115,900	9,443,532
Insurance Total		69,689,981
Real Estate Investment Trusts (REITs) – 0.5%
CapitalSource, Inc.	236,300	6,432,086
Real Estate Investment Trusts (REITs) Total		6,432,086
Thrifts & Mortgage Finance – 1.1%
Freddie Mac	79,500	5,339,220
Washington Mutual, Inc.	187,800	8,203,104
Thrifts & Mortgage Finance Total		13,542,324
FINANCIALS TOTAL		241,878,020

HEALTH CARE – 13.9%
Biotechnology – 2.1%
Amgen, Inc. (a)	76,700	5,445,700
Applera Corp. - Celera Group (a)	37,534	538,613
Biogen Idec, Inc. (a)	65,000	3,396,900
Genentech, Inc. (a)	62,100	5,076,675
Genzyme Corp. (a)	58,500	3,767,400
Gilead Sciences, Inc. (a)	63,800	4,205,696
Keryx Biopharmaceuticals, Inc. (a)	80,800	1,115,040
PDL BioPharma, Inc. (a)	91,500	2,077,965
Biotechnology Total		25,623,989
Health Care Equipment & Supplies – 2.9%
Align Technology, Inc. (a)	202,300	2,656,199
Baxter International, Inc.	60,600	2,711,244
BioLase Technology, Inc. (a)	147,700	1,273,174
Conceptus, Inc. (a)	97,200	2,228,796
DENTSPLY International, Inc.	183,100	5,846,383

4

	Shares	Value ($)

Common Stocks – (continued)

HEALTH CARE – (continued)

Health Care Equipment & Supplies – (continued)
Hospira, Inc. (a)	125,000	4,100,000
Medtronic, Inc.	73,200	3,815,916
Sirona Dental Systems, Inc. (a)	52,900	1,955,184
St. Jude Medical, Inc. (a)	45,500	1,695,785
Thoratec Corp. (a)	115,500	1,701,315
Volcano Corp. (a)	108,000	1,921,320
Zimmer Holdings, Inc. (a)	75,700	5,523,072
Health Care Equipment & Supplies Total		35,428,388
Health Care Providers & Services – 1.5%
Cardinal Health, Inc.	55,800	3,605,796
Community Health Systems, Inc. (a)	51,400	1,799,000
Health Management Associates, Inc., Class A	236,200	4,842,100
Omnicare, Inc.	86,900	3,449,061
Sierra Health Services, Inc. (a)	105,400	3,694,270
Health Care Providers & Services Total		17,390,227
Health Care Technology – 0.4%
IMS Health, Inc.	174,600	4,796,262
Health Care Technology Total		4,796,262
Life Sciences Tools & Services – 1.7%
Applera Corp. - Applied Biosystems Group	167,500	6,103,700
Nektar Therapeutics (a)	106,200	1,753,362
Qiagen N.V. (a)	226,400	3,303,176
Thermo Fisher Scientific, Inc. (a)	170,400	7,468,632
Waters Corp. (a)	44,300	2,216,772
Life Sciences Tools & Services Total		20,845,642
Pharmaceuticals – 5.3%
Abbott Laboratories	40,000	1,866,400
AstraZeneca PLC, ADR	48,600	2,813,454
Johnson & Johnson	342,470	22,572,198
Novartis AG, ADR	208,893	12,201,440
Novo-Nordisk A/S, Class B	63,200	4,878,596
Pfizer, Inc.	715,200	19,660,848
Pharmaceuticals Total		63,992,936
HEALTH CARE TOTAL		168,077,444

INDUSTRIALS – 9.1%
Aerospace & Defense – 0.6%
Goodrich Corp.	145,200	6,534,000
Aerospace & Defense Total		6,534,000

5

	Shares	Value ($)

Common Stocks – (continued)

INDUSTRIALS – (continued)

Air Freight & Logistics – 1.1%
United Parcel Service, Inc., Class B	174,200	13,573,664
Air Freight & Logistics Total		13,573,664
Airlines – 0.4%
Gol Linhas Aereas Inteligentes SA, ADR	173,600	4,940,656
Airlines Total		4,940,656
Building Products – 0.4%
Assa Abloy AB, Class B	239,000	4,859,213
Building Products Total		4,859,213
Industrial Conglomerates – 4.3%
3M Co.	150,400	12,251,584
General Electric Co.	959,800	33,861,744
Siemens AG, ADR	63,400	6,051,530
Industrial Conglomerates Total		52,164,858
Machinery – 1.8%
Deere & Co.	96,200	9,235,200
Illinois Tool Works, Inc.	84,000	3,964,800
Joy Global, Inc.	132,800	5,829,920
Timken Co.	87,300	2,596,302
Machinery Total		21,626,222
Marine – 0.5%
A.P. Moller - Maersk A/S	660	6,179,347
Marine Total		6,179,347
INDUSTRIALS TOTAL		109,877,960

INFORMATION TECHNOLOGY – 13.6%
Communications Equipment – 2.8%
Cisco Systems, Inc. (a)	591,400	15,896,832
Corning, Inc. (a)	273,800	5,903,128
Nokia Oyj, ADR	299,700	6,059,934
QUALCOMM, Inc.	150,100	5,492,159
Communications Equipment Total		33,352,053
Computers & Peripherals – 2.2%
Apple Computer, Inc. (a)	72,300	6,628,464
Hewlett-Packard Co.	276,200	10,898,852
International Business Machines Corp.	98,162	9,023,051
Computers & Peripherals Total		26,550,367
Internet Software & Services – 1.4%
eBay, Inc. (a)	150,200	4,858,970
Equinix, Inc. (a)	16,100	1,228,752

6

	Shares	Value ($)

Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Internet Software & Services – (continued)
Google, Inc., Class A (a)	23,200	11,250,144
Internet Software & Services Total		17,337,866
IT Services – 1.4%
CheckFree Corp. (a)	92,400	3,863,244
Computer Sciences Corp. (a)	69,500	3,627,900
First Data Corp.	255,750	6,457,687
Western Union Co.	126,450	2,883,060
IT Services Total		16,831,891
Semiconductors & Semiconductor Equipment – 2.8%
Applied Materials, Inc.	156,000	2,804,880
ASML Holding N.V., N.Y. Registered Shares (a)	144,000	3,585,600
Intel Corp.	340,700	7,273,945
Intersil Corp., Class A	193,800	4,800,426
Samsung Electronics Co. Ltd., GDR (b)	33,700	11,525,400
Texas Instruments, Inc.	133,700	3,950,835
Semiconductors & Semiconductor Equipment Total		33,941,086
Software – 3.0%
Electronic Arts, Inc. (a)	42,300	2,362,455
Microsoft Corp.	753,700	22,106,021
Oracle Corp. (a)	581,000	11,056,430
Software Total		35,524,906
INFORMATION TECHNOLOGY TOTAL		163,538,169

MATERIALS – 3.1%
Chemicals – 0.9%
Dow Chemical Co.	138,900	5,557,389
International Flavors & Fragrances, Inc.	68,500	3,227,035
Lyondell Chemical Co.	96,900	2,393,430
Chemicals Total		11,177,854
Metals & Mining – 2.2%
Alcoa, Inc.	80,200	2,499,834
Companhia Vale do Rio Doce, ADR	217,700	6,043,352
Freeport-McMoRan Copper & Gold, Inc., Class B	102,400	6,437,888
Mittal Steel Co. N.V., N.Y. Registered Shares, Class A	119,600	4,928,716

7

	Shares	Value ($)

Common Stocks – (continued)

MATERIALS – (continued)

Metals & Mining – (continued)
Newmont Mining Corp.	143,500	6,731,585
Metals & Mining Total		26,641,375
MATERIALS TOTAL		37,819,229

TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	206,000	6,985,460
BellSouth Corp.	129,976	5,795,630
Chunghwa Telecom Co. Ltd., ADR	212,338	4,034,422
Telekomunikasi Indonesia, ADR	185,000	8,132,600
Diversified Telecommunication Services Total		24,948,112
Wireless Telecommunication Services – 1.1%
Philippine Long Distance Telephone Co., ADR	54,600	2,681,406
Sprint Nextel Corp.	333,600	6,508,536
Syniverse Holdings, Inc. (a)	104,900	1,452,865
Turkcell Iletisim Hizmet AS, ADR	209,566	2,674,062
Wireless Telecommunication Services Total		13,316,869
TELECOMMUNICATION SERVICES TOTAL		38,264,981

UTILITIES – 3.8%
Electric Utilities – 2.2%
Edison International	109,800	5,048,604
Entergy Corp.	60,600	5,533,992
Exelon Corp.	115,000	6,983,950
FPL Group, Inc.	76,800	4,093,440
PPL Corp.	142,000	5,161,700
Electric Utilities Total		26,821,686
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (a)	115,000	2,687,550
Independent Power Producers & Energy Traders Total		2,687,550
Multi-Utilities – 1.3%
PG&E Corp.	139,078	6,387,853
Public Service Enterprise Group, Inc.	142,400	9,572,128
Multi-Utilities Total		15,959,981
UTILITIES TOTAL		45,469,217

Total Common Stocks (cost of $950,266,663)		1,159,096,969

8

	Par ($)	Value ($)
Short-Term Obligation – 4.1%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by a U.S. Treasury Note maturing 08/15/07, market value of $50,475,987 (repurchase proceeds $49,493,175)	49,486,000	49,486,000

Total Short-Term Obligation (cost of $49,486,000)		49,486,000

Total Investments – 100.1% (cost of $999,752,663)(c)(d)		1,208,582,969

Other Assets & Liabilities, Net – (0.1)%		(1,615,088)

Net Assets – 100.0%		1,206,967,881

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the value of this security, which is not illiquid, represents 1.0% of net assets.

(c)	Cost for federal income tax purposes is $999,752,663.

(d)	Unrealized appreciation and depreciation at November 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$216,727,198	$(7,896,892)	$208,830,306

9

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

10

INVESTMENT PORTFOLIO
November 30, 2006 (Unaudited)	Columbia Balanced Fund

	Shares	Value ($)*

Common Stocks – 61.7%

CONSUMER DISCRETIONARY – 6.9%

Hotels, Restaurants & Leisure – 0.7%
Hilton Hotels Corp.	29,900	981,617
Wyndham Worldwide Corp. (a)	24,040	763,030
Hotels, Restaurants & Leisure Total		1,744,647
Media – 3.8%
Comcast Corp., Class A (a)	70,700	2,860,522
News Corp., Class A	99,800	2,055,880
Omnicom Group, Inc.	15,500	1,583,480
Time Warner, Inc.	115,700	2,330,198
Media Total		8,830,080
Multiline Retail – 0.9%
Kohl’s Corp. (a)	18,100	1,259,760
Target Corp.	13,300	772,597
Multiline Retail Total		2,032,357
Specialty Retail – 0.3%
Urban Outfitters, Inc. (a)	29,100	648,348
Specialty Retail Total		648,348
Textiles, Apparel & Luxury Goods – 1.2%
Coach, Inc. (a)	35,400	1,529,634
NIKE, Inc., Class B	11,900	1,177,505
Textiles, Apparel & Luxury Goods Total		2,707,139
CONSUMER DISCRETIONARY TOTAL		15,962,571
CONSUMER STAPLES – 3.7%
Beverages – 1.5%
Coca-Cola Co.	52,940	2,479,180
Hansen Natural Corp. (a)	33,200	933,916
Beverages Total		3,413,096
Food & Staples Retailing – 0.5%
Sysco Corp.	35,200	1,261,920
Food & Staples Retailing Total		1,261,920
Food Products – 0.4%
ConAgra Foods, Inc.	32,100	824,970
Food Products Total		824,970
Household Products – 0.8%
Colgate-Palmolive Co.	28,430	1,849,372
Household Products Total		1,849,372

1

	Shares	Value ($)

Common Stocks – (continued)

CONSUMER STAPLES – (continued)

Tobacco – 0.5%
Altria Group, Inc.	15,300	1,288,413
Tobacco Total		1,288,413
CONSUMER STAPLES TOTAL		8,637,771

ENERGY – 3.5%
Energy Equipment & Services – 1.2%
Dresser-Rand Group, Inc. (a)	18,600	450,306
Halliburton Co.	46,100	1,555,414
Transocean, Inc. (a)	9,210	717,919
Energy Equipment & Services Total		2,723,639
Oil, Gas & Consumable Fuels – 2.3%
Anadarko Petroleum Corp.	29,400	1,451,184
Apache Corp.	20,400	1,426,572
Chesapeake Energy Corp.	24,300	826,929
Devon Energy Corp.	23,970	1,758,679
Oil, Gas & Consumable Fuels Total		5,463,364
ENERGY TOTAL		8,187,003

FINANCIALS – 13.7%
Capital Markets – 0.6%
Charles Schwab Corp.	80,200	1,470,868
Capital Markets Total		1,470,868
Commercial Banks – 0.7%
Wachovia Corp.	31,500	1,706,985
Commercial Banks Total		1,706,985
Consumer Finance – 0.7%
American Express Co.	26,605	1,562,246
Consumer Finance Total		1,562,246
Diversified Financial Services – 3.0%
Citigroup, Inc.	76,133	3,775,436
JPMorgan Chase & Co.	68,680	3,178,510
Diversified Financial Services Total		6,953,946
Insurance – 6.2%
ACE Ltd.	22,800	1,295,952
Allied World Assurance Holdings Ltd.	15,500	657,975
Ambac Financial Group, Inc.	22,100	1,892,644
American International Group, Inc.	47,150	3,315,588
Aspen Insurance Holdings Ltd.	49,900	1,344,805
Berkshire Hathaway, Inc., Class B (a)	976	3,469,680
UnumProvident Corp.	117,100	2,398,208
Insurance Total		14,374,852

2

	Shares	Value ($)

Common Stocks – (continued)

FINANCIALS – (continued)

Thrifts & Mortgage Finance – 2.5%
MGIC Investment Corp.	34,000	1,970,640
Washington Mutual, Inc.	87,900	3,839,472
Thrifts & Mortgage Finance Total		5,810,112
FINANCIALS TOTAL		31,879,009

HEALTH CARE – 12.6%
Biotechnology – 1.7%
Amgen, Inc. (a)	8,193	581,703
Genentech, Inc. (a)	15,900	1,299,825
Medimmune, Inc. (a)	43,930	1,436,072
Millennium Pharmaceuticals, Inc. (a)	57,300	644,625
Biotechnology Total		3,962,225
Health Care Equipment & Supplies – 2.9%
Baxter International, Inc.	26,300	1,176,662
Medtronic, Inc.	28,200	1,470,066
Stryker Corp.	32,400	1,680,264
Zimmer Holdings, Inc. (a)	33,100	2,414,976
Health Care Equipment & Supplies Total		6,741,968
Health Care Providers & Services – 3.5%
AmerisourceBergen Corp.	17,480	803,905
Cardinal Health, Inc.	8,650	558,963
Express Scripts, Inc. (a)	9,900	675,180
McKesson Corp.	28,130	1,389,622
Omnicare, Inc.	34,400	1,365,336
Tenet Healthcare Corp. (a)	164,200	1,164,178
UnitedHealth Group, Inc.	43,900	2,154,612
Health Care Providers & Services Total		8,111,796
Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc. (a)	20,130	882,298
Life Sciences Tools & Services Total		882,298
Pharmaceuticals – 4.1%
Abbott Laboratories	52,899	2,468,267
Eli Lilly & Co.	20,700	1,109,313
Endo Pharmaceuticals Holdings, Inc. (a)	58,300	1,580,513
Forest Laboratories, Inc. (a)	33,900	1,650,930
Johnson & Johnson	22,200	1,463,202

3

	Shares	Value ($)

Common Stocks – (continued)

HEALTH CARE – (continued)

Pharmaceuticals – (continued)
Warner Chilcott Ltd. (a)	102,405	1,414,213
Pharmaceuticals Total		9,686,438
HEALTH CARE TOTAL		29,384,725
INDUSTRIALS – 6.1%
Aerospace & Defense – 0.9%
Honeywell International, Inc.	25,490	1,095,560
KBR, Inc. (a)	12,761	282,529
Spirit Aerosystems Holdings, Inc. (a)	25,600	746,240
Aerospace & Defense Total		2,124,329
Airlines – 0.5%
UAL Corp. (a)	31,100	1,262,038
Airlines Total		1,262,038
Commercial Services & Supplies – 1.0%
ARAMARK Corp., Class B	71,500	2,384,525
Commercial Services & Supplies Total		2,384,525
Industrial Conglomerates – 2.4%
General Electric Co.	105,700	3,729,096
Tyco International Ltd.	58,000	1,756,820
Industrial Conglomerates Total		5,485,916
Machinery – 0.4%
Dover Corp.	17,315	870,944
Machinery Total		870,944
Road & Rail – 0.9%
Avis Budget Group, Inc. (a)	58,100	1,188,726
Union Pacific Corp.	9,760	883,475
Road & Rail Total		2,072,201
INDUSTRIALS TOTAL		14,199,953

INFORMATION TECHNOLOGY – 13.8%
Communications Equipment – 3.1%
Alcatel-Lucent, ADR	60,400	802,112
Avaya, Inc. (a)	55,900	714,402
Cisco Systems, Inc. (a)	125,050	3,361,344
Juniper Networks, Inc. (a)	60,400	1,285,916
QUALCOMM, Inc.	25,500	933,045
Communications Equipment Total		7,096,819
Computers & Peripherals – 0.6%
Hewlett-Packard Co.	33,600	1,325,856
Computers & Peripherals Total		1,325,856

4

	Shares	Value ($)

Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Internet Software & Services – 2.0%
eBay, Inc. (a)	72,600	2,348,610
VeriSign, Inc. (a)	62,600	1,634,486
Yahoo!, Inc. (a)	23,800	642,362
Internet Software & Services Total		4,625,458
IT Services – 2.3%
Affiliated Computer Services, Inc., Class A (a)	27,300	1,380,015
CheckFree Corp. (a)	32,700	1,367,187
Computer Sciences Corp. (a)	22,400	1,169,280
First Data Corp.	56,700	1,431,675
IT Services Total		5,348,157
Semiconductors & Semiconductor Equipment – 0.3%
Broadcom Corp., Class A (a)	21,780	715,037
Semiconductors & Semiconductor Equipment Total		715,037
Software – 5.5%
Cognos, Inc. (a)	16,600	679,106
McAfee, Inc. (a)	52,200	1,524,762
Microsoft Corp.	191,390	5,613,469
Oracle Corp. (a)	124,075	2,361,147
Symantec Corp. (a)	125,500	2,660,600
Software Total		12,839,084
INFORMATION TECHNOLOGY TOTAL		31,950,411

TELECOMMUNICATION SERVICES – 1.4%
Diversified Telecommunication Services – 0.3%
NeuStar, Inc., Class A (a)	19,600	651,700
Diversified Telecommunication Services Total		651,700
Wireless Telecommunication Services – 1.1%
Sprint Nextel Corp.	128,000	2,497,280
Wireless Telecommunication Services Total		2,497,280
TELECOMMUNICATION SERVICES TOTAL		3,148,980

Total Common Stocks (cost of $120,081,124)		143,350,423

	Par ($)

Corporate Fixed-Income Bonds & Notes – 11.4%

BASIC MATERIALS – 0.3%

Chemicals – 0.1%
Huntsman International LLC
7.875% 11/15/14(b)	100,000	100,500
Lyondell Chemical Co.
8.000% 09/15/14	15,000	15,469

5

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

BASIC MATERIALS – (continued)

Chemicals – (continued)
8.250% 09/15/16	20,000	20,800
Chemicals Total		136,769
Forest Products & Paper – 0.1%
Domtar, Inc.
7.125% 08/15/15	15,000	14,363
Georgia-Pacific Corp.
8.000% 01/15/24	100,000	102,500
Forest Products & Paper Total		116,863
Metals & Mining – 0.1%
Alcan, Inc.
4.500% 05/15/13	250,000	238,156
Vale Overseas Ltd.
6.250% 01/23/17	200,000	202,224
Metals & Mining Total		440,380
BASIC MATERIALS TOTAL		694,012

COMMUNICATIONS – 1.8%
Media – 0.8%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250% 09/15/10	100,000	104,500
Comcast Corp.
7.050% 03/15/33	375,000	412,855
CSC Holdings, Inc.
7.625% 04/01/11	85,000	86,594
EchoStar DBS Corp.
6.625% 10/01/14	95,000	92,150
Lamar Media Corp.
7.250% 01/01/13	100,000	100,500
News America, Inc.
6.550% 03/15/33	275,000	285,183
Quebecor Media, Inc.
7.750% 03/15/16	100,000	101,250
R.H. Donnelley Finance Corp.
10.875% 12/15/12(b)	115,000	125,350
Sinclair Broadcast Group, Inc.
8.000% 03/15/12	100,000	103,000
Time Warner, Inc.

6

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

COMMUNICATIONS – (continued)

Media – (continued)
6.625% 05/15/29	425,000	440,881
Media Total		1,852,263
Telecommunication Services – 1.0%
AT&T Wireless Services, Inc.
8.750% 03/01/31	250,000	333,606
Citizens Communications Co.
9.000% 08/15/31	95,000	103,550
Dobson Cellular Systems, Inc.
9.875% 11/01/12	100,000	108,500
Embarq Corp.
7.995% 06/01/36	10,000	10,823
Intelsat Bermuda Ltd.
9.250% 06/15/16(b)	100,000	107,000
Lucent Technologies, Inc.
6.450% 03/15/29	100,000	90,000
Qwest Corp.
8.875% 03/15/12	100,000	111,375
Rogers Wireless, Inc.
8.000% 12/15/12	65,000	68,900
Sprint Capital Corp.
6.875% 11/15/28	200,000	208,191
Telefonica Emisones SAU
5.984% 06/20/11	300,000	308,044
Verizon Global Funding Corp.
7.750% 12/01/30	350,000	417,717
Vodafone Group PLC
5.000% 12/16/13	300,000	293,737
Windstream Corp.
8.625% 08/01/16(b)	100,000	108,875
Telecommunication Services Total		2,270,318
COMMUNICATIONS TOTAL		4,122,581

CONSUMER CYCLICAL – 0.7%
Apparel – 0.0%
Levi Strauss & Co.
9.750% 01/15/15	90,000	96,187
Apparel Total		96,187
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
8.500% 01/18/31	230,000	281,069
Auto Manufacturers Total		281,069

7

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER CYCLICAL – (continued)

Auto Parts & Equipment – 0.0%
Goodyear Tire & Rubber Co.
9.000% 07/01/15	100,000	102,250
Auto Parts & Equipment Total		102,250
Entertainment – 0.0%
Warner Music Group
7.375% 04/15/14	40,000	39,600
Entertainment Total		39,600
Home Builders – 0.2%
D.R. Horton, Inc.
5.625% 09/15/14	275,000	268,040
K. Hovnanian Enterprises, Inc.
6.000% 01/15/10	25,000	23,906
6.375% 12/15/14	25,000	23,750
KB Home
5.875% 01/15/15	60,000	55,591
Home Builders Total		371,287
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd.
6.875% 12/01/13	50,000	51,177
8.750% 02/02/11	55,000	60,476
Leisure Time Total		111,653
Lodging – 0.2%
Chukchansi Economic Development Authority
8.000% 11/15/13(b)	35,000	36,138
Harrah’s Operating Co., Inc.
5.625% 06/01/15	225,000	193,019
MGM Mirage
6.000% 10/01/09	45,000	44,888
8.500% 09/15/10	30,000	32,025
Station Casinos, Inc.
6.875% 03/01/16	165,000	153,862
Wynn Las Vegas LLC
6.625% 12/01/14	70,000	68,950
Lodging Total		528,882
Retail – 0.1%
AmeriGas Partners LP
7.125% 05/20/16	50,000	49,750
AutoNation, Inc.

8

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER CYCLICAL – (continued)

Retail – (continued)
7.374% 04/15/13(c)	5,000	5,000
Couche-Tard US LP
7.500% 12/15/13	100,000	102,250
Retail Total		157,000
CONSUMER CYCLICAL TOTAL		1,687,928

CONSUMER NON-CYCLICAL – 1.0%
Beverages – 0.0%
Cott Beverages, Inc.
8.000% 12/15/11	100,000	102,000
Beverages Total		102,000
Commercial Services – 0.2%
Ashtead Capital, Inc.
9.000% 08/15/16(b)	25,000	26,750
Avis Budget Car Rental LLC
7.625% 05/15/14(b)	100,000	96,625
Iron Mountain, Inc.
7.750% 01/15/15	100,000	102,000
Quebecor World Capital Corp.
8.750% 03/15/16(b)	25,000	24,250
United Rentals North America, Inc.
7.750% 11/15/13	100,000	100,000
Commercial Services Total		349,625
Food – 0.2%
Dean Foods Co.
7.000% 06/01/16	50,000	51,062
Kroger Co.
6.200% 06/15/12	400,000	414,073
Food Total		465,135
Healthcare Services – 0.4%
Aetna, Inc.
6.625% 06/15/36	300,000	331,757
HCA, Inc.
9.250% 11/15/16(b)	55,000	57,406
9.625% 11/15/16(b)	45,000	47,138
Tenet Healthcare Corp.
9.875% 07/01/14	100,000	100,250
Triad Hospitals, Inc.
7.000% 05/15/12	25,000	25,250
WellPoint, Inc.

9

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER NON-CYCLICAL – (continued)

Healthcare Services – (continued)
6.800% 08/01/12	300,000	322,218
Healthcare Services Total		884,019
Household Products/Wares – 0.2%
American Greetings Corp.
7.375% 06/01/16	100,000	102,250
Fortune Brands, Inc.
5.375% 01/15/16	300,000	288,796
Household Products/Wares Total		391,046
Pharmaceuticals – 0.0%
Omnicare, Inc.
6.750% 12/15/13	100,000	98,000
Pharmaceuticals Total		98,000
CONSUMER NON-CYCLICAL TOTAL		2,289,825

ENERGY – 0.8%
Coal – 0.1%
Peabody Energy Corp.
6.875% 03/15/13	120,000	121,500
Coal Total		121,500
Oil & Gas – 0.5%
Anadarko Petroleum Corp.
6.450% 09/15/36	150,000	158,866
Chesapeake Energy Corp.
6.375% 06/15/15	100,000	97,250
Devon Financing Corp. ULC
7.875% 09/30/31	250,000	310,457
Marathon Oil Corp.
6.800% 03/15/32	300,000	341,238
Valero Energy Corp.
6.875% 04/15/12	275,000	293,822
Oil & Gas Total		1,201,633
Pipelines – 0.2%
El Paso Performance-Linked Trust
7.750% 07/15/11(b)	100,000	103,500
Energy Transfer Partners LP
6.625% 10/15/36	200,000	212,048
MarkWest Energy Partners LP
6.875% 11/01/14	45,000	42,300
8.500% 07/15/16(b)	100,000	101,000
Williams Companies, Inc.

10

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

ENERGY – (continued)

Pipelines – (continued)
6.375% 10/01/10(b)	45,000	45,113
8.125% 03/15/12	60,000	64,500
Pipelines Total		568,461
ENERGY TOTAL		1,891,594

FINANCIALS – 4.5%
Banks – 1.1%
Marshall & Ilsley Corp.
4.375% 08/01/09	700,000	688,422
SunTrust Preferred Capital I
5.853% 12/15/11	200,000	203,139
U.S. Bank NA
6.375% 08/01/11	600,000	632,904
Wachovia Corp.
4.875% 02/15/14	300,000	293,511
Wells Fargo & Co.
5.125% 09/01/12	600,000	605,479
Banks Total		2,423,455
Diversified Financial Services – 2.9%
American General Finance Corp.
5.375% 09/01/09	475,000	477,801
Capital One Bank
4.875% 05/15/08	325,000	323,614
Citigroup, Inc.
5.000% 09/15/14	700,000	691,944
Countrywide Home Loans, Inc.
4.125% 09/15/09	300,000	292,505
Ford Motor Credit Co.
7.375% 10/28/09	400,000	399,331
7.375% 02/01/11	100,000	98,814
General Electric Capital Corp.
5.000% 01/08/16	650,000	644,722
Goldman Sachs Group, Inc.
6.345% 02/15/34	370,000	385,845
HSBC Finance Corp.
5.000% 06/30/15	650,000	639,999
JPMorgan Chase Capital XV
5.875% 03/15/35	800,000	800,355
Lehman Brothers Holdings, Inc.
5.750% 07/18/11	600,000	616,264
Merrill Lynch & Co., Inc.

11

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

FINANCIALS – (continued)

Diversified Financial Services – (continued)
4.125% 01/15/09	500,000	490,269
Morgan Stanley
4.750% 04/01/14	400,000	386,928
SLM Corp.
5.375% 05/15/14	475,000	477,940
Diversified Financial Services Total		6,726,331
Insurance – 0.1%
Genworth Financial, Inc.
6.150% 11/15/66	150,000	152,559
Insurance Total		152,559
Real Estate – 0.1%
EOP Operating LP
7.000% 07/15/11	255,000	276,893
Real Estate Total		276,893
Real Estate Investment Trusts (REITs) – 0.1%
Health Care Property Investors, Inc.
6.450% 06/25/12	250,000	261,279
Rouse Co. LP/TRC Co-Issuer, Inc.
6.750% 05/01/13(b)	40,000	40,719
Real Estate Investment Trusts (REITs) Total		301,998
Savings & Loans – 0.2%
Washington Mutual, Inc.
4.200% 01/15/10	430,000	418,857
Savings & Loans Total		418,857
FINANCIALS TOTAL		10,300,093

INDUSTRIALS – 0.9%
Aerospace & Defense – 0.1%
L-3 Communications Corp.
6.375% 10/15/15	90,000	89,325
Lockheed Martin Corp.
6.150% 09/01/36(b)	225,000	245,221
Total Aerospace & Defense		334,546
Environmental Control – 0.2%
Allied Waste North America, Inc.
7.125% 05/15/16	100,000	99,375
Waste Management, Inc.
7.375% 08/01/10	225,000	241,441
Environmental Control Total		340,816

12

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

INDUSTRIALS – (continued)

Miscellaneous Manufacturing – 0.0%
Bombardier, Inc.
6.300% 05/01/14(b)	105,000	96,863
Miscellaneous Manufacturing Total		96,863
Packaging & Containers – 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	100,000	102,750
Jefferson Smurfit Corp.
8.250% 10/01/12	55,000	52,937
Owens-Illinois, Inc.
7.500% 05/15/10	100,000	101,000
Packaging & Containers Total		256,687
Transportation – 0.5%
Canadian National Railway Co.
7.195% 01/02/16	495,302	565,660
Union Pacific Corp.
3.875% 02/15/09	500,000	486,782
Transportation Total		1,052,442
INDUSTRIALS TOTAL		2,081,354

TECHNOLOGY – 0.2%
Computers – 0.2%
International Business Machines Corp.
6.220% 08/01/27	400,000	433,698
Computers Total		433,698
Semiconductors – 0.0%
Freescale Semiconductor, Inc.
6.875% 07/15/11	65,000	68,555
10.125% 12/15/16(b)	10,000	10,112
PIK,
9.125% 12/15/14(b)	35,000	35,000
Semiconductors Total		113,667
TECHNOLOGY TOTAL		547,365

UTILITIES – 1.2%
Electric – 1.0%
AES Corp.
7.750% 03/01/14	95,000	100,700
American Electric Power Co., Inc.
5.250% 06/01/15	350,000	347,399
CenterPoint Energy Houston Electric LLC
5.750% 01/15/14	250,000	254,209
CMS Energy Corp.

13

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

UTILITIES – (continued)

Electric – (continued)
6.875% 12/15/15	20,000	20,550
8.500% 04/15/11	10,000	10,925
Commonwealth Edison Co.
5.950% 08/15/16	325,000	334,369
Nevada Power Co.
6.500% 04/15/12	30,000	31,161
NRG Energy, Inc.
7.250% 02/01/14	15,000	15,000
7.375% 02/01/16	85,000	85,000
Progress Energy, Inc.
7.750% 03/01/31	250,000	309,920
Scottish Power PLC
5.375% 03/15/15	250,000	250,723
Southern California Edison Co.
5.000% 01/15/14	275,000	271,429
Virginia Electric & Power Co.
5.375% 02/01/07	350,000	349,998
Electric Total		2,381,383
Gas – 0.2%
Sempra Energy
4.750% 05/15/09	375,000	371,356
Gas Total		371,356
UTILITIES TOTAL		2,752,739

Total Corporate Fixed-Income Bonds & Notes (cost of $25,669,391)		26,367,491

Mortgage-Backed Securities – 8.9%

Federal Home Loan Mortgage Corp.
5.500% 12/01/18	1,243,316	1,251,981
5.500% 07/01/19	319,687	321,662
5.500% 07/01/21	2,249,649	2,260,589
5.500% 08/01/21	6,735,727	6,768,485
5.500% 08/01/35	1,554,302	1,549,907
6.000% 03/01/17	97,218	98,713
6.000% 04/01/17	618,037	627,540
6.000% 05/01/17	315,155	320,000
6.000% 08/01/17	190,482	193,411
6.500% 08/01/32	186,527	191,283
Federal National Mortgage Association

14

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

5.500% 04/01/36	2,339,748	2,331,276
5.500% 05/01/36	87,105	86,789
5.500% 11/01/36	3,090,000	3,078,812
5.797% 07/01/32(c)	659,598	662,618
TBA,
6.000% 12/01/36(d)	736,000	743,820
Government National Mortgage Association
7.000% 10/15/31	84,812	87,756
7.000% 04/15/ 32	73,069	75,597
7.000% 05/15/32	94,303	97,565

Total Mortgage-Backed Securities (cost of $20,500,090)		20,747,804

Collateralized Mortgage Obligations – 7.2%
AGENCY – 6.0%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	3,020,000	2,955,245
4.000% 10/15/18	1,900,000	1,766,295
4.500% 03/15/18	2,920,000	2,871,538
4.500% 10/15/18	1,626,715	1,609,827
4.500% 02/15/27	630,000	621,154
4.500% 08/15/28	720,000	702,962
Federal National Mortgage Association
4.500% 11/25/14	630,000	622,972
6.000% 04/25/32	2,600,000	2,649,503
AGENCY TOTAL		13,799,496

NON - AGENCY – 1.2%
Bear Stearns Asset Backed Securities, Inc.
5.000% 01/25/34	1,149,278	1,135,316
SACO I, Inc.
0.010% 09/25/24(c)	14,336	13,620
Structured Asset Securities Corp.
5.500% 05/25/33	692,397	684,128
5.500% 07/25/33	1,020,804	1,016,912
NON - AGENCY TOTAL		2,849,976

Total Collateralized Mortgage Obligations (cost of $16,829,055)		16,649,472

Government & Agency Obligations – 5.7%
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Province of Ontario
3.500% 09/17/07	1,000,000	986,676

15

	Par ($)	Value ($)

Government & Agency Obligations – (continued)

FOREIGN GOVERNMENT OBLIGATIONS – (continued)

United Mexican States
7.500% 04/08/33	250,000	296,500
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		1,283,176

U.S. GOVERNMENT AGENCIES – 1.7%
Federal Home Loan Bank
5.125% 10/19/16	700,000	718,935
Federal Home Loan Mortgage Corp.
6.625% 09/15/09	760,000	797,468
Federal National Mortgage Association
5.250% 08/01/12	2,400,000	2,437,387
U.S. GOVERNMENT AGENCIES TOTAL		3,953,790
U.S. GOVERNMENT OBLIGATIONS – 3.5%
U.S. Treasury Bonds
6.250% 08/15/23	1,690,000	1,998,161
7.250% 05/15/16	2,200,000	2,664,579
U.S. Treasury Inflation Indexed Bonds
2.500% 07/15/16	1,426,901	1,469,875
U.S. Treasury Notes
3.875% 02/15/13	1,950,000	1,892,415
U.S. GOVERNMENT OBLIGATIONS TOTAL		8,025,030

Total Government & Agency Obligations (cost of $13,207,707)		13,261,996

Commercial Mortgage-Backed Securities – 2.0%
Bear Stearns Commercial Mortgage Securities
5.449% 12/11/40	500,000	509,244
5.458% 03/11/39(c)	760,000	781,733
Nationslink Funding Corp.
6.888% 11/10/30	3,279,174	3,294,608

Total Commercial Mortgage-Backed Securities (cost of $4,581,820)		4,585,585

Asset-Backed Securities – 1.3%
Cityscape Home Equity Loan Trust
7.410% 05/25/28	416,187	414,544
First Alliance Mortgage Loan Trust
7.340% 06/20/27	84,937	84,684
IMC Home Equity Loan Trust
7.310% 11/20/28	1,167,709	1,163,907

16

	Par ($)	Value ($)

Asset-Backed Securities – (continued)
7.520% 08/20/28	665,720	663,736

Salomon Brothers Mortgage Securities VII

7.150% 06/25/28	650,413	647,995

Total Asset-Backed Securities (cost of $2,977,366)		2,974,866

Short-Term Obligation – 1.5%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by a U.S. Treasury Note maturing 08/15/09, market value of $3,546,212 (repurchase proceeds $3,474,504)	3,474,000	3,474,000

Total Short-Term Obligation (cost of $3,474,000)		3,474,000

Total Investments – 99.7% (cost of $207,320,553)(e)(f)		231,411,637

Other Assets & Liabilities, Net – 0.3%		765,566

Net Assets – 100.0%		232,177,203

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

17

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities, which are not illiquid, amounted to $1,407,560, which represents 0.6% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(d)	Security, or a portion thereof, purchased on a delayed delivery basis.

(e)	Cost for federal income tax purposes is $207,459,464.

(f)	Unrealized appreciation and depreciation at November 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$25,761,055	$(1,808,882)	$23,952,173

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind
TBA	To Be Announced

18

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)                                                                        Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)*

Municipal Bonds – 99.3%

EDUCATION – 5.7%

Education – 5.7%

OR Facilities Authority
Linfield College Project,
Series 2005 A,
5.000% 10/01/20	1,825,000	1,923,477
OR Health Sciences University
Series 1996 A,
Insured: MBIA:
(a) 07/01/09	1,530,000	1,393,371
(a) 07/01/12	1,315,000	1,068,543
(a) 07/01/14	2,550,000	1,912,270
(a) 07/01/15	4,325,000	3,104,269
(a) 07/01/21	12,515,000	6,844,954
OR Health, Housing, Educational & Cultural Facilities Authority
Linfield College Project,
Series 1998 A:
4.650% 10/01/09	555,000	564,257
5.500% 10/01/18	1,000,000	1,031,410
Reed College Project,
Series 1995 A,
Insured: MBIA
5.100% 07/01/10	900,000	927,801
OR Multnomah County Educational Facilities Authority
University of Portland Project:
Series 1997,
Insured: AMBAC
5.000% 04/01/11	1,150,000	1,178,003
Series 2000:
5.700% 04/01/15	1,000,000	1,052,380
6.000% 04/01/20	1,000,000	1,060,540
6.000% 04/01/25	500,000	530,750
Education Total		22,592,025
EDUCATION TOTAL		22,592,025

HEALTH CARE – 9.9%
Continuing Care Retirement – 0.4%
OR Albany Hospital Facility Authority
Mennonite Home Albany,
Series 2004 PJ-A:
4.750% 10/01/11	660,000	682,176
5.000% 10/01/12	680,000	714,353
Continuing Care Retirement Total		1,396,529
Hospitals – 9.5%
OR Benton County Hospital Facilities Authority
Samaritan Health Services Project,
Series 1998:

1

	Par ($)	Value ($)

Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)
4.400% 10/01/07	220,000	220,832
4.800% 10/01/11	245,000	251,096
5.200% 10/01/17	2,255,000	2,317,802
OR Clackamas County Hospital Facility Authority
Legacy Health System, IBC,
Series 1999,
Insured: MBIA
5.500% 02/15/13	495,000	521,166
Legacy Health System:
Series 1999:
5.000% 02/15/16	1,010,000	1,049,127
5.500% 02/15/13	5,450,000	5,732,310
5.500% 02/15/14	2,385,000	2,507,851
Series 2001:
4.600% 05/01/10	885,000	911,771
5.250% 05/01/21	4,890,000	5,174,207
5.750% 05/01/12	2,000,000	2,181,840
5.750% 05/01/16	1,500,000	1,629,540
OR Medford Hospital Facilities Authority
Asante Health System,
Series 1998 A,
Insured: MBIA:
5.250% 08/15/10	485,000	501,946
5.250% 08/15/11	260,000	268,689
OR Multnomah County Hospital Facilities Authority
Providence Health System,
Series 2004,
5.250% 10/01/16	2,970,000	3,260,407
OR Salem Hospital Facility Authority
Series 1998:
5.000% 08/15/18	2,000,000	2,067,400
5.250% 08/15/14	4,860,000	5,043,756
Series 2006 A,
5.000% 08/15/27	3,500,000	3,735,515
OR Umatilla County Hospital Facility Authority
Catholic Health Initiatives,
Series 2000 A,
5.750% 12/01/20	285,000	306,147
Hospitals Total		37,681,402
HEALTH CARE TOTAL		39,077,931

HOUSING – 3.6%
Assisted Living/Senior – 0.5%
OR Clackamas County Hospital Facility Authority

2

	Par ($)	Value ($)

Municipal Bonds – (continued)

HOUSING – (continued)

Assisted Living/Senior – (continued)
Robison Jewish Home Project,
Series 2005:
5.000% 10/01/19	1,000,000	1,022,750
5.125% 10/01/24	1,000,000	1,016,330
Assisted Living/Senior Total		2,039,080
Multi-Family – 0.6%
OR Clackamas County Housing Authority
Multi-Family Housing,
Easton Ridge,
Series 1996 A,
5.800% 12/01/16	2,255,000	2,259,149
Multi-Family Total		2,259,149
Single-Family – 2.5%
OR Housing & Community Services
Department Mortgage Single Family Program:
Series 1991 D,
6.700% 07/01/13	275,000	275,459
Series 1998 A,
4.850% 07/01/10	120,000	122,879
Series 1999 E,
5.375% 07/01/21	2,800,000	2,903,824
Series 1999 M, AMT,
5.800% 07/01/12	145,000	149,815
Series 2000 E,
Insured: FHA:
5.700% 07/01/12	495,000	502,524
5.800% 07/01/14	435,000	442,056
6.000% 07/01/20	1,225,000	1,266,699
Series 2001 J,
5.150% 07/01/24	1,620,000	1,670,787
Series 2001 Q:
4.700% 07/01/15	545,000	561,928
4.900% 07/01/17	520,000	538,028
Series 2006 A,
4.300% 07/01/20	1,475,000	1,499,338
Single-Family Total		9,933,337
HOUSING TOTAL		14,231,566

OTHER – 32.0%
Other – 1.2%
OR Health, Housing, Educational & Cultural Facilities Authority
Goodwill Industries Lane County,
Series 1998 A,
6.650% 11/15/22(b)(c)	3,515,000	3,575,563
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/14	1,200,000	1,294,440
Other Total		4,870,003

3

	Par ($)	Value ($)

Municipal Bonds – (continued)

OTHER – (continued)

Pool/Bond Bank – 0.3%
OR Economic Community Development Department
Series 2000 A,
Insured: MBIA
5.375% 01/01/11	1,105,000	1,147,896
Pool/Bond Bank Total		1,147,896
Refunded/Escrowed(d) – 30.5%
OR Board of Higher Education
Lottery Education Project,
Series 1999 A:
Pre-refunded 04/01/09,
Insured: FSA
5.250% 04/01/13	1,600,000	1,676,960
Pre-refunded 04/01/11,
Insured: FSA
5.000% 04/01/14	2,705,000	2,862,323
Series 2001 A,
Pre-refunded 08/01/11:
5.250% 08/01/14	1,225,000	1,312,183
5.250% 08/01/16	4,550,000	4,873,823
OR Clackamas County Hospital Facility Authority
Kaiser Permanente,
Series 1998 A,
Escrowed to Maturity,
5.375% 04/01/14	7,135,000	7,481,262
Willamette View, Inc. Project,
Series 1999 A,
Pre-refunded 11/01/09,
6.850% 11/01/15	1,480,000	1,612,726
OR Clackamas County
School District No. 086,
Series 2000,
Pre-refunded 06/15/10,
6.000% 06/15/16	2,350,000	2,542,418
School District No. 108,
Series 2001,
Pre-refunded 06/15/11,
Insured: FSA
5.375% 06/15/15	1,055,000	1,135,549
School District No. 12, North Clackamas,
Series 1998,
Pre-refunded 06/01/09,
Insured: FGIC:
5.250% 06/01/11	1,000,000	1,041,590
5.250% 06/01/15	2,750,000	2,864,373
School District No. 7J, Lake Oswega,
Series 2001,
Pre-refunded 06/01/11:
5.375% 06/01/15	2,450,000	2,631,398
5.375% 06/01/16	1,295,000	1,390,882
5.375% 06/01/17	2,535,000	2,722,691

4

	Par ($)	Value ($)

Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed(d) – (continued)
OR Coos County
School District No. 13, North Bend,
Series 2002,
Pre-refunded 06/15/12,
Insured: FSA
5.500% 06/15/15	1,765,000	1,935,799
OR Department of Administrative Services
Certificates of Participation,
Series 1997 A,
Pre-refunded 06/01/07,
Insured: AMBAC
5.300% 05/01/08	750,000	762,893
OR Department of Transportation
Highway User Tax,
Series 2002 A,
Pre-refunded 11/15/12,
5.500% 11/15/16	2,500,000	2,758,275
OR Deschutes County Hospital Facilities Authority
Cascade Health Services, Inc.,
Series 2002,
Pre-refunded 01/01/12:
5.500% 01/01/22	2,000,000	2,173,180
5.600% 01/01/27	5,550,000	6,056,104
5.600% 01/01/32	2,000,000	2,182,380
OR Deschutes County
Certificates of Participation,
Series 1998 A,
Pre-refunded 06/01/09,
5.050% 06/01/17	420,000	435,267
School District No. 1,
Series 2001 A,
Pre-refunded 06/15/11,
Insured: FSA
5.500% 06/15/18	1,000,000	1,081,550
OR Jackson County
School District No. 4, Phoenix-Talent,
Series 2001,
Pre-refunded 06/15/11,
Insured: FSA
5.500% 06/15/16	1,000,000	1,081,550
School District No. 9, Eagle Point,
Series 2000,
Pre-refunded 06/15/11,
5.625% 06/15/15	1,920,000	2,086,560
OR Linn County Community
School District No. 9, Lebanon,
Series 2001,
Pre-refunded 06/15/13,
Insured: FGIC
5.550% 06/15/21	2,000,000	2,231,640
School District No. 9,
Series 2001,
Pre-refunded 06/15/13,
Insured: FGIC
5.250% 06/15/15	405,000	444,374

5

	Par ($)	Value ($)

Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed(d) – (continued)
OR Medford Hospital Facilities Authority
Asante Health System,
Series 1998 A,
Pre-refunded 08/15/08,
Insured: MBIA:
5.250% 08/15/10	1,015,000	1,053,377
5.250% 08/15/11	540,000	560,417
OR Metro Washington Park Zoo
Series 1996 A,
Pre-refunded 01/15/07,
5.300% 01/15/11	1,000,000	1,002,150
OR Multnomah County
Certificates of Participation,
Series 1998,
Pre-refunded 08/01/08,
4.550% 08/01/10	235,000	241,176
School District No. 40,
Series 2001,
Pre-refunded 12/01/10,
Insured: FSA
5.000% 12/01/14	1,790,000	1,888,110
School District No. 7, Reynolds,
Series 2000,
Pre-refunded 06/15/11:
5.625% 06/15/14	2,670,000	2,901,622
5.625% 06/15/17	1,000,000	1,086,750
OR Multnomah-Clackamas Counties
Centennial School District No. 28-302,
Series 2001,
Pre-refunded 06/15/11,
Insured: FGIC:
5.375% 06/15/16	2,055,000	2,211,899
5.375% 06/15/17	2,280,000	2,454,078
5.375% 06/15/18	2,490,000	2,680,112
OR North Clackamas Parks & Recreation District Facilities
Series 1993,
Escrowed to Maturity,
5.700% 04/01/13	2,625,000	2,804,655
OR Northern Oregon Corrections
Series 1997,
Pre-refunded 09/15/07,
Insured: AMBAC:
5.250% 09/15/12	1,000,000	1,013,350
5.300% 09/15/13	1,000,000	1,013,740
OR Portland Community College District
Series 2001 A,
Pre-refunded 06/01/11:
5.375% 06/01/14	1,925,000	2,070,838
5.375% 06/01/16	2,705,000	2,909,931
5.375% 06/01/17	2,540,000	2,732,430

6

	Par ($)	Value ($)

Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed(d) – (continued)
OR Powell Valley Water District
Series 2000,
Pre-refunded 08/01/09,
6.000% 02/01/15	620,000	657,491
OR Salem Water & Sewer
Series 2000,
Pre-refunded 06/01/10,
Insured: FSA
5.300% 06/01/15	1,500,000	1,587,270
OR Tri-County Metropolitan Transportation District
Series 1999 1,
Pre-refunded 06/01/09,
5.400% 06/01/19	4,200,000	4,426,086
OR Umatilla County Hospital Facility Authority
Catholic Health Initiatives,
Series 2000 A,
Escrowed to Maturity:
5.750% 12/01/20	245,000	265,110
6.000% 12/01/30	4,825,000	5,245,499
OR Washington & Clackamas Counties
School District No. 23J, Tigard,
Series 2002,
Pre-refunded 06/15/12,
Insured: MBIA
5.375% 06/15/17	1,500,000	1,635,810
OR Washington County
School District No. 15, Forest Grove,
Series 2001,
Pre-refunded 06/15/11,
Insured: FSA:
5.375% 06/15/13	2,070,000	2,228,045
5.375% 06/15/15	2,515,000	2,707,020
School District No. 48J, Beaverton:
Series 1998,
Pre-refunded 08/01/08,
5.250% 08/01/10	1,150,000	1,182,304
Series 1999,
Pre-refunded 06/01/09,
Insured: FGIC
5.100% 06/01/12	500,000	519,010
Series 2001,
Pre-refunded 01/01/11:
5.125% 01/01/14	2,000,000	2,119,560
5.125% 01/01/17	1,820,000	1,928,800
5.125% 01/01/18	2,260,000	2,395,103
Series 2001,
Pre-refunded 06/01/11,
5.500% 06/01/16	2,785,000	3,010,362
OR Washington, Multnomah & Yamhill Counties
School District No. 1J,
Series 1999,
Pre-refunded 06/01/09,

7

	Par ($)	Value ($)

Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed(d) – (continued)
5.250% 06/01/14	500,000	520,795
OR Yamhill County
School District No. 029J,
Series 2002,
Pre-refunded 06/15/12,
Insured: MBIA
5.250% 06/15/16	2,535,000	2,748,701
VI Virgin Islands Public Finance Authority
Series 1989 A,
Escrowed to Maturity,
7.300% 10/01/18	1,185,000	1,484,141
Refunded/Escrowed Total		120,663,492
OTHER TOTAL		126,681,391

OTHER REVENUE – 1.9%
Recreation – 1.9%
OR Board of Higher Education
Lottery Education Project:
Series 1999 B,
Insured: FSA
5.250% 04/01/15	1,315,000	1,373,425
Series 2003 A,
Insured: FSA:
5.000% 04/01/14	1,830,000	1,987,984
5.250% 04/01/11	4,000,000	4,184,120
Recreation Total		7,545,529
OTHER REVENUE TOTAL		7,545,529

TAX-BACKED – 35.6%
Local Appropriated – 0.5%
OR Deschutes & Jefferson County
School District No. 02J,
Series 2004 B,
Insured: FGIC
(a) 06/15/22	2,335,000	1,225,735
OR Multnomah County
Certificates of Participation,
Series 1998,
4.550% 08/01/10	765,000	783,505
Local Appropriated Total		2,009,240
Local General Obligations – 20.5%
OR Aurora
Series 1999,
5.600% 06/01/24	1,205,000	1,258,960
OR Bend Municipal Airport Project
Series 1999 B, AMT,
5.375% 06/01/13	150,000	155,335

8

	Par ($)	Value ($)

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)
OR Benton & Linn Counties
School District No. 509J, Corvallis,
Series 2003,
Insured: FSA
5.000% 06/01/17	2,665,000	2,862,023
OR Canyonville South Umpqua Rural Fire District
Series 2001,
5.400% 07/01/31	610,000	619,559
OR Clackamas & Washington Counties
School District No. 003JT,
Series 2003,
Insured: FGIC
(a) 06/15/17	4,000,000	2,623,360
OR Clackamas Community College
Series 2001,
Insured: FGIC
5.250% 06/15/15	1,500,000	1,600,230
OR Clackamas County
School District No. 007J, Lake Oswego,
Series 2005,
Insured: FSA
5.250% 06/01/21	2,000,000	2,306,540
School District No. 108, Estacada,
Series 2005,
Insured: FSA
5.500% 06/15/25	2,485,000	3,002,601
OR Columbia County
School District No. 502, Deferred Interest,
Series 1999,
Insured: FGIC:
(a) 06/01/13	1,685,000	1,320,821
(a) 06/01/14	1,025,000	771,261
OR Coos Bay
Series 2000,
4.900% 09/01/07	525,000	530,250
OR Crook County
School District,
Series 2002,
Insured: FSA
5.000% 02/01/14	2,860,000	3,051,220
OR Jackson County
School District No. 009,
Series 2005,
Insured: MBIA:
5.500% 06/15/20	1,000,000	1,177,480
5.500% 06/15/21	1,410,000	1,668,918
School District No. 6, Central Point,
Series 2000,
6.000% 06/15/09	1,090,000	1,155,422
OR Jefferson County
School District No. 509J, Madras School District,

9

	Par ($)	Value ($)

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)
Series 2002,
Insured: FGIC
5.250% 06/15/18	1,075,000	1,158,334
OR Josephine County
Unit School District, Three Rivers,
Series 2005,
Insured: FGIC:
5.000% 12/15/15	1,000,000	1,104,050
5.000% 12/15/16	1,000,000	1,109,170
OR Lane County
School District No. 19, Springfield:
Series 1997,
Insured: FGIC:
6.000% 10/15/12	1,740,000	1,964,182
6.000% 10/15/14	1,310,000	1,524,250
Series 2006,
Insured: FSA
(a) 06/15/25(e)	5,160,000	2,254,868
School District No. 4J, Eugene,
Series 2002:
5.000% 07/01/12	1,000,000	1,073,910
5.250% 07/01/13	1,000,000	1,099,640
OR Lincoln County
School District,
Series 1995,
Insured: FGIC
5.600% 06/15/10	3,480,000	3,651,007
OR Linn Benton Community College
Series 2001,
Insured: FGIC
(a) 06/15/13	1,000,000	782,480
Series 2002,
Insured: FGIC
(a) 06/15/14	1,000,000	752,340
OR Linn County
Community School District No. 9, Lebanon,
Series 2001,
Insured: FGIC
5.250% 06/15/15	305,000	333,722
OR Madras Aquatic Center District
Series 2005,
5.000% 06/01/22	1,695,000	1,788,496
OR Metro
Series 2002,
5.250% 09/01/14	3,130,000	3,367,004
OR Multnomah-Clackamas Counties
Centennial School District No. 28JT,
Series 2006,
Insured: AMBAC
(a) 06/01/16	2,260,000	1,539,535

10

	Par ($)	Value ($)

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)
OR Portland Limited Tax
Series 2001 B:
(a) 06/01/12	1,750,000	1,425,655
(a) 06/01/13	1,500,000	1,175,055
(a) 06/01/16	3,500,000	2,408,070
(a) 06/01/18	4,000,000	2,510,720
(a) 06/01/19	4,000,000	2,402,280
(a) 06/01/20	4,000,000	2,300,160
OR Rogue Community College District
Series 2005,
Insured: MBIA:
5.000% 06/15/15	1,015,000	1,117,972
5.000% 06/15/16	1,050,000	1,152,480
5.000% 06/15/17	1,255,000	1,374,589
OR Tualatin Hills Park & Recreation District
Series 1998,
Insured: FGIC
5.750% 03/01/14	990,000	1,127,254
OR Washington & Clackamas Counties
Deferred Interest,
Series 1999 A,
(a) 06/01/10	1,520,000	1,322,871
School District No. 23J, Tigard:
Series 2000,
(a) 06/15/18	2,700,000	1,688,256
Series 2005,
Insured: MBIA
5.000% 06/15/21	6,575,000	7,403,055
OR Washington County
Criminal Justice Facilities,
Series 1998,
5.000% 12/01/10	1,400,000	1,419,278
OR Washington, Multnomah & Yamhill Counties
School District No. 1J:
Series 1998,
5.000% 11/01/13	1,100,000	1,197,273
Series 2006,
Insured: MBIA
(a) 06/15/25(e)	4,065,000	1,753,966
OR Yamhill County
School District No. 029J,
Series 2005,
Insured: FGIC
5.500% 06/15/21	1,000,000	1,183,630
School District No. 40,
Series 1997,
Insured: FGIC

11

	Par ($)	Value ($)

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)
6.000% 06/01/09	500,000	529,705
Local General Obligations Total		81,099,237
Special Property Tax – 6.9%
OR Hood River Urban Renewal Agency
Series 1996,
6.250% 12/15/11	985,000	1,002,878
OR Lebanon Urban Renewal Agency
Series 1999,
5.625% 06/01/19	1,000,000	1,043,430
Series 2000:
5.750% 06/01/15	1,120,000	1,162,907
6.000% 06/01/20	1,580,000	1,653,644
OR Medford Urban Renewal
Series 1996,
5.875% 09/01/10	500,000	500,805
OR Portland Airport Way Urban Renewal & Redevelopment
Convention Center,
Series 2000 A,
Insured: AMBAC:
5.750% 06/15/17	1,500,000	1,620,570
5.750% 06/15/18	2,050,000	2,213,364
OR Portland Limited Tax
Series 2003 A,
3.400% 06/01/13	810,000	798,692
OR Portland River District Urban Renewal & Redevelopment
Series 2003 A,
Insured: AMBAC:
5.000% 06/15/17	1,500,000	1,611,450
5.000% 06/15/18	3,070,000	3,296,259
5.000% 06/15/20	2,000,000	2,147,400
OR Portland Urban Renewal & Redevelopment
South Park Blocks,
Series 2000 A,
Insured: AMBAC:
5.750% 06/15/17	2,065,000	2,230,985
5.750% 06/15/19	2,580,000	2,785,600
OR Redmond Urban Renewal Agency
Downtown Area B,
Series 1999:
5.650% 06/01/13	720,000	742,536
5.850% 06/01/19	785,000	810,434
South Airport Industrial Area A,
Series 1999,
5.700% 06/01/19	650,000	664,333

12

	Par ($)	Value ($)

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Special Property Tax – (continued)
OR Seaside Urban Renewal Agency
Greater Seaside Urban Renewal,
Series 2001,
5.250% 06/01/15	1,000,000	1,037,030
OR Veneta Urban Renewal Agency
Series 2001:
5.375% 02/15/16	700,000	739,473
5.625% 02/15/21	1,100,000	1,158,619
OR Wilsonville Limited Tax Improvement
Series 1998,
5.000% 12/01/10	250,000	251,825
Special Property Tax Total		27,472,234
State Appropriated – 4.1%
OR Department of Administrative Services
Certificates of Participation:
Series 1999 A,
Insured: AMBAC:
4.500% 05/01/12	1,020,000	1,048,264
5.000% 05/01/13	4,240,000	4,416,130
5.000% 05/01/14	1,000,000	1,041,230
Series 2002 B,
Insured: MBIA
5.250% 05/01/10	840,000	884,554
Series 2002 C,
Insured: MBIA:
5.250% 11/01/15	1,000,000	1,075,960
5.250% 11/01/17	5,000,000	5,374,750
Series 2002 E,
Insured: FSA
5.000% 11/01/13	1,470,000	1,574,987
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
5.750% 08/01/27	750,000	814,920
State Appropriated Total		16,230,795
State General Obligations – 3.6%
OR Board of Higher Education
Deferred Interest,
Series 2001 A,
(a) 08/01/17	1,050,000	685,262
Series 1996 A,
(a) 08/01/14	490,000	365,966
Series 2001 A:
5.250% 08/01/14	255,000	272,855
5.250% 08/01/16	780,000	831,714
Series 2004 D,
5.000% 08/01/24	3,620,000	3,871,662
OR Elderly & Disabled Housing
Series 2001 B,

13

	Par ($)	Value ($)

Municipal Bonds – (continued)

TAX-BACKED – (continued)

State General Obligations – (continued)
4.950% 08/01/20	985,000	1,017,269
OR State
Series 1980,
9.200% 10/01/08	385,000	422,857
Series 2002 A,
5.250% 10/15/15	1,735,000	1,884,349
OR Veterans Welfare
Series 1980,
8.000% 07/01/08	580,000	618,976
Series 1995,
5.850% 10/01/15	265,000	268,000
Series 2000 80A,
5.700% 10/01/32	1,620,000	1,632,069
PR Commonwealth of Puerto Rico
Series 2004 A,
5.000% 07/01/30	1,000,000	1,056,760
Series 2006 A,
5.250% 07/01/23	1,000,000	1,094,510
State General Obligations Total		14,022,249
TAX-BACKED TOTAL		140,833,755

TRANSPORTATION – 1.5%
Airports – 0.5%
OR Eugene Airport
Series 2000, AMT:
5.650% 05/01/07	555,000	558,658
5.700% 05/01/08	515,000	526,304
OR Port of Portland International Airport
Series 1998 12B,
Insured: FGIC
5.250% 07/01/12	1,000,000	1,037,620
Airports Total		2,122,582
Ports – 0.7%
OR Port Morrow
Series 2000,
6.700% 06/01/20	2,000,000	2,012,540
OR Port of St. Helens
Series 1999:
5.600% 08/01/14	315,000	323,165
5.750% 08/01/19	425,000	436,020
Ports Total		2,771,725
Transportation – 0.3%
OR Tri-County Metropolitan Transportation District
Series 2003 A,

14

	Par ($)	Value ($)

Municipal Bonds – (continued)

TRANSPORTATION – (continued)

Transportation – (continued)
5.000% 09/01/15	1,000,000	1,076,550
Transportation Total		1,076,550
TRANSPORTATION TOTAL		5,970,857

UTILITIES – 9.1%

Independent Power Producers – 0.3%
OR Western Generation Agency
Series 2006 A,
5.000% 01/01/21	1,000,000	1,039,900
Independent Power Producers Total		1,039,900
Investor Owned – 2.2%
OR Port of St. Helens Pollution Control
Portland General Electric Co.:
Series 1985 A,
4.800% 04/01/10	5,195,000	5,237,651
Series 1985 B,
4.800% 06/01/10	3,500,000	3,530,275
Investor Owned Total		8,767,926
Municipal Electric – 3.2%
OR Emerald Peoples Utility District
Series 1996,
Insured: FGIC:
7.350% 11/01/10	2,160,000	2,451,859
7.350% 11/01/11	2,000,000	2,333,040
7.350% 11/01/12	2,490,000	2,977,866
7.350% 11/01/13	2,675,000	3,285,034
Series 2003 A,
Insured: FSA
5.250% 11/01/20	605,000	661,380
OR Eugene Electric Utilities System
Series 2001 B,
Insured: FSA
5.250% 08/01/13	1,040,000	1,113,559
Municipal Electric Total		12,822,738
Water & Sewer – 3.4%
OR Myrtle Point Water
Series 2000,
6.000% 12/01/20	510,000	540,319
OR Portland Water Systems Revenue
Series 2006 B,
5.000% 10/01/16	5,330,000	5,889,757
OR Portland Sewer System
Series 1997 A,
Insured: FGIC
5.000% 06/01/12	2,835,000	2,854,732
OR Sheridan Water
Series 1998,

15

	Par ($)	Value ($)

Municipal Bonds – (continued)

UTILITIES – (continued)

Water & Sewer – (continued)
5.350% 04/01/18	300,000	306,510
Series 2000:
6.200% 05/01/15	625,000	664,250
6.450% 05/01/20	520,000	555,209
OR Washington County Housing Authority
Clean Water Services Sewer,
Series 2004 Lien,
Insured: MBIA
5.000% 10/01/13	2,310,000	2,512,356
Water & Sewer Total		13,323,133
UTILITIES TOTAL		35,953,697

Total Municipal Bonds (cost of $374,592,949)		392,886,751

	Shares
Investment Companies – 0.1%
Dreyfus Tax-Exempt Cash Management Fund	304,318	304,318

Total Investment Companies (cost of $304,318)		304,318

	Par ($)

Short-Term Obligations – 0.3%

VARIABLE RATE DEMAND NOTES (f) – 0.3%

AL Homewood Educational Building Authority
Samford University,
Series 1999,
Insured: AMBAC,
LOC: Bank of Nova Scotia
3.530% 12/01/21	200,000	200,000
NE Lancaster County Hospital Authority No. 1
Bryanlgh Medical Center,
Series 2002,
Insured: AMBAC
3.570% 06/01/18	200,000	200,000
TX Harris County Health Facilities Development Corp.
YMCA-Greater Houston Area,
Series 2002,
LOC: JPMorgan Chase Bank
3.570% 07/01/37	600,000	600,000
WI Health & Educational Facilities Authority

16

	Par ($)	Value ($)

Short-Term Obligations – (continued)

VARIABLE RATE DEMAND NOTES (f) – (continued)
ProHealth Care, Inc.,
Series 2001 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.570% 08/15/30	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL		1,300,000

Total Short-Term Obligations (cost of $1,300,000)		1,300,000

Total Investments – 99.7% (cost of $376,197,267)(g)(h)		394,491,069

Other Assets & Liabilities, Net – 0.3%		1,279,656

Net Assets – 100.0%		395,770,725

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At November 30, 2006, the value of these securities amounted to $3,575,563, which represents 0.9% of net assets.

(c)	Illiquid security.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	Security purchased on a delayed delivery basis.

(f)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at November 30, 2006.

17

(g)	Cost for federal income tax purposes is $376,029,784.

(h)	Unrealized appreciation and depreciation at November 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$18,513,244	$(51,959)	$18,461,285

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IBC	Insured Bond Certificates
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

18

INVESTMENT PORTFOLIO
November 30, 2006 (Unaudited)	Columbia Conservative High Yield Fund

	Par ($)	Value ($)*

Corporate Fixed-Income Bonds & Notes – 95.8%

BASIC MATERIALS – 5.9%

Chemicals – 3.5%
Agricultural Chemicals – 0.6%
Mosaic Co.
7.375% 12/01/14(a)	1,215,000	1,234,744
7.625% 12/01/16(a)	4,440,000	4,539,900
		5,774,644
Chemicals-Diversified – 2.0%
EquiStar Chemicals LP
10.125% 09/01/08	3,865,000	4,106,562
10.625% 05/01/11	1,175,000	1,254,313
Huntsman International LLC
6.875% 11/15/13(a)	1,975,000	2,599,245
7.875% 11/15/14(a)	2,815,000	2,829,075
Lyondell Chemical Co.
8.000% 09/15/14	2,615,000	2,696,719
8.250% 09/15/16	3,650,000	3,796,000
NOVA Chemicals Corp.
6.500% 01/15/12	4,070,000	3,846,150
		21,128,064
Chemicals-Specialty – 0.9%
Chemtura Corp.
6.875% 06/01/16	4,600,000	4,519,500
Nalco Co.
7.750% 11/15/11	4,830,000	4,926,600
		9,446,100
Chemicals Total		36,348,808
Forest Products & Paper – 1.0%
Paper & Related Products – 1.0%
Boise Cascade LLC
7.125% 10/15/14	2,465,000	2,366,400
Domtar, Inc.
7.125% 08/15/15	3,415,000	3,269,862
Georgia-Pacific Corp.
8.000% 01/15/24	4,320,000	4,428,000
		10,064,262
Forest Products & Paper Total		10,064,262
Iron/Steel – 1.2%
Steel-Producers – 1.2%
Russel Metals, Inc.
6.375% 03/01/14	8,885,000	8,440,750

1

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

BASIC MATERIALS – (continued)

Iron/Steel – (continued)
Steel-Producers – (continued)
United States Steel Corp.
9.750% 05/15/10	4,055,000	4,303,369
		12,744,119
Iron/Steel Total		12,744,119
Metals & Mining – 0.2%
Diversified Minerals – 0.2%
FMG Finance Ltd.
10.625% 09/01/16(a)	2,215,000	2,231,612
		2,231,612
Metals & Mining Total		2,231,612
BASIC MATERIALS TOTAL		61,388,801
COMMUNICATIONS – 15.6%
Media – 8.4%
Broadcast Services/Programs – 0.2%
Clear Channel Communications, Inc.
4.900% 05/15/15	2,930,000	2,378,343
		2,378,343
Cable TV – 4.0%
CSC Holdings, Inc.
7.625% 04/01/11	4,340,000	4,421,375
DirecTV Holdings LLC
6.375% 06/15/15	6,585,000	6,354,525
8.375% 03/15/13	6,009,000	6,241,849
EchoStar DBS Corp.
6.625% 10/01/14	10,440,000	10,126,800
7.000% 10/01/13(a)	4,000,000	3,990,000
Rogers Cable, Inc.
6.250% 06/15/13	5,515,000	5,487,425
7.875% 05/01/12	4,605,000	4,950,375
		41,572,349
Multimedia – 1.5%
Lamar Media Corp.
7.250% 01/01/13	12,168,000	12,228,840
Quebecor Media, Inc.
7.750% 03/15/16	3,015,000	3,052,687
		15,281,527

2

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

COMMUNICATIONS – (continued)

Media – (continued)
Publishing-Periodicals – 1.7%
Dex Media West LLC
9.875% 08/15/13	3,975,000	4,332,750
R.H. Donnelley Finance Corp.
10.875% 12/15/12(a)	12,235,000	13,336,150
		17,668,900
Television – 1.0%
LIN Television Corp.
6.500% 05/15/13	8,025,000	7,623,750
Sinclair Broadcast Group, Inc.
8.000% 03/15/12	2,980,000	3,069,400
		10,693,150
Media Total		87,594,269
Telecommunication Services – 7.2%
Cellular Telecommunications – 2.0%
Nextel Communications, Inc.
7.375% 08/01/15	9,585,000	9,896,512
Rogers Wireless, Inc.
7.500% 03/15/15	2,940,000	3,149,475
8.000% 12/15/12	7,340,000	7,780,400
		20,826,387
Satellite Telecommunications – 0.4%
Intelsat Bermuda Ltd.
9.250% 06/15/16(a)	3,760,000	4,023,200
		4,023,200
Telecommunication Equipment – 0.3%
Lucent Technologies, Inc.
6.450% 03/15/29	3,965,000	3,568,500
		3,568,500
Telecommunication Services – 0.7%
Embarq Corp.
7.082% 06/01/16	1,790,000	1,853,935
7.995% 06/01/36	1,790,000	1,937,289
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14	2,920,000	3,109,800
		6,901,024
Telephone-Integrated – 3.8%
Cincinnati Bell, Inc.
7.000% 02/15/15	3,440,000	3,397,000
Citizens Communications Co.
9.000% 08/15/31	6,760,000	7,368,400

3

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

COMMUNICATIONS – (continued)

Telecommunication Services – (continued)
Telephone-Integrated – (continued)
Qwest Corp.
7.500% 10/01/14(a)	1,775,000	1,885,937
7.500% 06/15/23	4,890,000	4,987,800
8.875% 03/15/12	14,380,000	16,015,725
Windstream Corp.
8.625% 08/01/16(a)	4,980,000	5,421,975
		39,076,837
Telecommunication Services Total		74,395,948
COMMUNICATIONS TOTAL		161,990,217
CONSUMER CYCLICAL – 16.0%
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Phillips-Van Heusen Corp.
7.250% 02/15/11	4,795,000	4,896,894
		4,896,894
Apparel Total		4,896,894
Auto Parts & Equipment – 1.1%
Auto/Truck Parts & Equipment-Original – 0.9%
Accuride Corp.
8.500% 02/01/15	3,555,000	3,403,912
TRW Automotive, Inc.
9.375% 02/15/13	5,590,000	5,995,275
		9,399,187
Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.
8.625% 12/01/11(a)	1,620,000	1,644,300
		1,644,300
Auto Parts & Equipment Total		11,043,487
Entertainment – 2.1%
Music – 1.0%
Steinway Musical Instruments, Inc.
7.000% 03/01/14(a)	4,115,000	4,001,837
Warner Music Group
7.375% 04/15/14	6,185,000	6,123,150
		10,124,987

4

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER CYCLICAL – (continued)

Entertainment – (continued)
Racetracks – 1.1%
Speedway Motorsports, Inc.
6.750% 06/01/13	11,926,000	11,896,185
		11,896,185
Entertainment Total		22,021,172
Home Builders – 1.5%
Building-Residential/Commercial – 1.5%
K. Hovnanian Enterprises, Inc.
6.000% 01/15/10	2,290,000	2,189,812
6.375% 12/15/14	3,110,000	2,954,500
6.500% 01/15/14	3,025,000	2,904,000
KB Home
5.875% 01/15/15	8,425,000	7,805,864
		15,854,176
Home Builders Total		15,854,176
Home Furnishings – 0.5%
Home Furnishings – 0.5%
Sealy Mattress Co.
8.250% 06/15/14	4,835,000	5,022,356
		5,022,356
Home Furnishings Total		5,022,356
Leisure Time – 1.3%
Cruise Lines – 1.1%
Royal Caribbean Cruises Ltd.
6.875% 12/01/13	5,775,000	5,910,955
8.750% 02/02/11	5,085,000	5,591,258
		11,502,213
Leisure & Recreational Products – 0.2%
K2, Inc.
7.375% 07/01/14	2,450,000	2,437,750
		2,437,750
Leisure Time Total		13,939,963
Lodging – 5.8%
Casino Hotels – 5.2%
Caesars Entertainment, Inc.
7.875% 03/15/10	5,040,000	5,178,600
CCM Merger, Inc.
8.000% 08/01/13(a)	6,225,000	6,007,125
Chukchansi Economic Development Authority
8.000% 11/15/13(a)	4,565,000	4,713,363

5

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER CYCLICAL – (continued)

Lodging – (continued)
Casino Hotels – (continued)
Harrah’s Operating Co., Inc.
5.625% 06/01/15	4,845,000	4,156,351
Las Vegas Sands Corp.
6.375% 02/15/15	1,745,000	1,681,744
MGM Mirage
6.000% 10/01/09	4,775,000	4,763,062
8.500% 09/15/10	3,565,000	3,805,638
Station Casinos, Inc.
6.875% 03/01/16	12,895,000	12,024,587
Wynn Las Vegas LLC
6.625% 12/01/14	11,555,000	11,381,675
		53,712,145
Hotels & Motels – 0.6%
Starwood Hotels & Resorts Worldwide, Inc.
7.875% 05/01/12	6,010,000	6,423,025
		6,423,025
Lodging Total		60,135,170
Retail – 2.8%
Retail-Automobiles – 0.7%
AutoNation, Inc.
7.000% 04/15/14	1,635,000	1,635,000
7.374% 04/15/13(b)	1,000,000	1,000,000
Group 1 Automotive, Inc.
8.250% 08/15/13	4,825,000	4,933,562
		7,568,562
Retail-Convenience Store – 0.8%
Couche-Tard US LP
7.500% 12/15/13	7,605,000	7,776,112
		7,776,112
Retail-Propane Distributors – 0.6%
AmeriGas Partners LP
7.125% 05/20/16	5,005,000	4,979,975
Ferrellgas Escrow LLC
6.750% 05/01/14	1,345,000	1,314,738
		6,294,713

6

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Restaurants – 0.7%
Domino’s, Inc.
8.250% 07/01/11	7,215,000	7,485,563
		7,485,563
Retail Total		29,124,950
Textiles – 0.4%
Textile-Products – 0.4%
INVISTA
9.250% 05/01/12(a)	3,745,000	3,997,788
		3,997,788
Textiles Total		3,997,788
CONSUMER CYCLICAL TOTAL		166,035,956
CONSUMER NON-CYCLICAL – 16.4%
Agriculture – 0.4%
Tobacco – 0.4%
Reynolds American, Inc.
7.625% 06/01/16(a)	3,940,000	4,204,240
		4,204,240
Agriculture Total		4,204,240
Beverages – 2.1%
Beverages-Non-Alcoholic – 1.1%
Cott Beverages, Inc.
8.000% 12/15/11	11,730,000	11,964,600
		11,964,600
Beverages-Wine/Spirits – 1.0%
Constellation Brands, Inc.
8.125% 01/15/12	9,660,000	10,070,550
		10,070,550
Beverages Total		22,035,150
Biotechnology – 0.3%
Medical-Biomedical/Gene – 0.3%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	2,915,000	2,995,163
		2,995,163
Biotechnology Total		2,995,163
Commercial Services – 4.4%
Commercial Services – 0.6%
Iron Mountain, Inc.
7.750% 01/15/15	5,175,000	5,278,500

7

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services – (continued)
8.625% 04/01/13	1,170,000	1,208,025
		6,486,525
Funeral Services & Related Items – 0.6%
Service Corp. International
6.750% 04/01/16	600,000	589,500
7.375% 10/01/14	2,750,000	2,860,000
7.625% 10/01/18	2,360,000	2,466,200
		5,915,700
Printing-Commercial – 0.5%
Quebecor World Capital Corp.
8.750% 03/15/16(a)	5,070,000	4,917,900
		4,917,900
Private Corrections – 1.1%
Corrections Corp. of America
6.250% 03/15/13	510,000	502,350
7.500% 05/01/11	10,300,000	10,583,250
		11,085,600
Rental Auto/Equipment – 1.6%
Ashtead Capital, Inc.
9.000% 08/15/16(a)	4,250,000	4,547,500
Avis Budget Car Rental LLC
7.625% 05/15/14(a)	2,775,000	2,681,343
7.750% 05/15/16(a)	2,085,000	2,009,419
United Rentals North America, Inc.
7.000% 02/15/14	7,100,000	6,887,000
7.750% 11/15/13	845,000	845,000
		16,970,262
Commercial Services Total		45,375,987
Food – 1.3%
Food-Dairy Products – 0.7%
Dean Foods Co.
7.000% 06/01/16	7,095,000	7,245,769
		7,245,769

8

	Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Miscellaneous/Diversified – 0.6%
Del Monte Corp.
6.750% 02/15/15	5,675,000	5,589,875
		5,589,875
Food Total		12,835,644
Healthcare Services – 4.8%
Medical Products – 1.0%
Fisher Scientific International, Inc.
6.750% 08/15/14	9,540,000	9,833,679
		9,833,679
Medical-HMO – 1.0%
Coventry Health Care, Inc.
5.875% 01/15/12	10,205,000	10,179,804
		10,179,804
Medical-Hospitals – 2.3%
HCA, Inc.
9.250% 11/15/16(a)	7,700,000	8,036,875
9.625% 11/15/16(a)	5,650,000	5,918,375
Triad Hospitals, Inc.
7.000% 05/15/12	10,208,000	10,310,080
		24,265,330
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.
7.625% 02/01/15	2,175,000	1,816,125
		1,816,125
Physician Practice Management – 0.3%
US Oncology, Inc.
9.000% 08/15/12	3,375,000	3,535,313
		3,535,313
Healthcare Services Total		49,630,251
Household Products/Wares – 1.1%
Consumer Products-Miscellaneous – 1.1%
American Greetings Corp.
7.375% 06/01/16	4,375,000	4,473,437
Scotts Co.
6.625% 11/15/13	6,910,000	6,892,725
		11,366,162
Household Products/Wares Total		11,366,162

9

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER NON-CYCLICAL – (continued)

Pharmaceuticals – 2.0%
Medical-Drugs – 0.6%
Elan Finance PLC
8.875% 12/01/13(a)	6,385,000	6,361,056
		6,361,056
Medical-Generic Drugs – 0.4%
Mylan Laboratories, Inc.
6.375% 08/15/15	3,900,000	3,841,500
		3,841,500
Medical-Wholesale Drug Distribution – 0.6%
AmerisourceBergen Corp.
5.625% 09/15/12	6,870,000	6,845,598
		6,845,598
Pharmacy Services – 0.4%
Omnicare, Inc.
6.750% 12/15/13	4,060,000	3,978,800
		3,978,800
Pharmaceuticals Total		21,026,954
CONSUMER NON-CYCLICAL TOTAL		169,469,551
ENERGY – 15.3%
Coal – 2.5%
Coal – 2.5%
Arch Western Finance LLC
6.750% 07/01/13	9,055,000	8,873,900
Massey Energy Co.
6.875% 12/15/13	4,360,000	4,054,800
Peabody Energy Corp.
6.875% 03/15/13	12,195,000	12,347,438
		25,276,138
Coal Total		25,276,138
Oil & Gas – 5.6%
Oil & Gas Drilling – 0.7%
Pride International, Inc.
7.375% 07/15/14	7,025,000	7,288,437
		7,288,437
Oil Companies-Exploration & Production – 4.4%
Chesapeake Energy Corp.
6.375% 06/15/15	13,610,000	13,235,725
7.500% 09/15/13	4,450,000	4,594,625

10

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

ENERGY – (continued)

Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Compton Petroleum Corp.
7.625% 12/01/13	3,850,000	3,657,500
Newfield Exploration Co.
6.625% 09/01/14	10,800,000	10,800,000
Pogo Producing Co.
6.625% 03/15/15	9,845,000	9,451,200
Quicksilver Resources, Inc.
7.125% 04/01/16	4,445,000	4,267,200
		46,006,250
Oil Refining & Marketing – 0.5%
Tesoro Corp.
6.625% 11/01/15	5,090,000	5,039,100
		5,039,100
Oil & Gas Total		58,333,787
Oil & Gas Services – 2.8%
Oil Field Machinery & Equipment – 1.2%
Complete Production Services, Inc.
8.000% 12/15/16(a)	1,935,000	1,954,350
Grant Prideco, Inc.
6.125% 08/15/15	11,060,000	10,617,600
		12,571,950
Oil-Field Services – 1.6%
Hornbeck Offshore Services, Inc.
6.125% 12/01/14	6,630,000	6,232,200
Universal Compression, Inc.
7.250% 05/15/10	10,270,000	10,270,000
		16,502,200
Oil & Gas Services Total		29,074,150
Pipelines – 4.4%
Pipelines – 4.4%
Atlas Pipeline Partners LP
8.125% 12/15/15	3,700,000	3,792,500
Colorado Interstate Gas Co.
6.800% 11/15/15	6,285,000	6,514,453
El Paso Performance-Linked Trust
7.750% 07/15/11(a)	6,720,000	6,955,200
MarkWest Energy Partners LP
6.875% 11/01/14	8,600,000	8,084,000
Williams Companies, Inc.
6.375% 10/01/10(a)	9,545,000	9,568,862

11

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

ENERGY – (continued)

Pipelines – (continued)
Pipelines – (continued)
8.125% 03/15/12	9,790,000	10,524,250
		45,439,265
Pipelines Total		45,439,265
ENERGY TOTAL		158,123,340

FINANCIALS – 3.2%
Diversified Financial Services – 1.7%
Finance-Investment Banker/Broker – 0.9%
E*Trade Financial Corp.
7.375% 09/15/13	6,875,000	7,064,062
LaBranche & Co., Inc.
11.000% 05/15/12	2,145,000	2,316,600
		9,380,662
Special Purpose Entity – 0.8%
Idearc, Inc.
8.000% 11/15/16(a)	7,475,000	7,596,469
		7,596,469
Diversified Financial Services Total		16,977,131
Real Estate Investment Trusts (REITs) – 1.5%
REITS-Hotels – 0.8%
Host Marriott LP
6.375% 03/15/15	8,775,000	8,632,406
		8,632,406
REITS-Regional Malls – 0.7%
Rouse Co. LP/TRC Co-Issuer, Inc.
6.750% 05/01/13(a)	7,090,000	7,217,429
		7,217,429
Real Estate Investment Trusts (REITs) Total		15,849,835
FINANCIALS TOTAL		32,826,966

INDUSTRIALS – 15.1%
Aerospace & Defense – 1.9%
Aerospace/Defense-Equipment – 1.0%
DRS Technologies, Inc.
6.625% 02/01/16	5,075,000	5,113,063
Sequa Corp.
9.000% 08/01/09	4,970,000	5,286,837
		10,399,900

12

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

INDUSTRIALS – (continued)

Aerospace & Defense – (continued)
Electronics-Military – 0.9%
L-3 Communications Corp.
5.875% 01/15/15	1,680,000	1,629,600
6.375% 10/15/15	3,555,000	3,528,337
7.625% 06/15/12	3,995,000	4,139,819
		9,297,756
Total Aerospace & Defense		19,697,656
Electronics – 0.9%
Electronic Components-Miscellaneous – 0.9%
Flextronics International Ltd.
6.250% 11/15/14	4,720,000	4,578,400
NXP BV/NXP Funding LLC
7.875% 10/15/14(a)	4,835,000	4,967,963
		9,546,363
Electronics Total		9,546,363
Environmental Control – 1.5%
Non-Hazardous Waste Disposal – 1.5%
Allied Waste North America, Inc.
7.125% 05/15/16	15,700,000	15,601,875
		15,601,875
Environmental Control Total		15,601,875
Machinery-Construction & Mining – 0.4%
Machinery-Construction & Mining – 0.4%
Terex Corp.
7.375% 01/15/14	4,250,000	4,313,750
		4,313,750
Machinery-Construction & Mining Total		4,313,750
Machinery-Diversified – 1.5%
Machinery-General Industry – 1.5%
Manitowoc Co., Inc.
7.125% 11/01/13	7,215,000	7,251,075
Westinghouse Air Brake Technologies Corp.
6.875% 07/31/13	7,685,000	7,588,938
		14,840,013
Machinery-Diversified Total		14,840,013
Miscellaneous Manufacturing – 1.2%
Diversified Manufacturing Operators – 1.2%
Bombardier, Inc.
6.300% 05/01/14(a)	7,340,000	6,771,150

13

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

INDUSTRIALS – (continued)

Miscellaneous Manufacturing – (continued)
Diversified Manufacturing Operators – (continued)
Trinity Industries, Inc.
6.500% 03/15/14	5,800,000	5,640,500
		12,411,650
Miscellaneous Manufacturing Total		12,411,650
Packaging & Containers – 4.3%
Containers-Metal/Glass – 4.0%
Ball Corp.
6.875% 12/15/12	8,382,000	8,528,685
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	5,450,000	5,599,875
Owens-Brockway Glass Container, Inc.
8.875% 02/15/09	7,225,000	7,405,625
Owens-Illinois, Inc.
7.500% 05/15/10	10,555,000	10,660,550
Silgan Holdings, Inc.
6.750% 11/15/13	9,755,000	9,559,900
		41,754,635
Containers-Paper/Plastic – 0.3%
Jefferson Smurfit Corp.
8.250% 10/01/12	3,185,000	3,065,562
		3,065,562
Packaging & Containers Total		44,820,197
Transportation – 3.4%
Transportation-Marine – 2.7%
Overseas Shipholding Group
8.250% 03/15/13	8,320,000	8,725,600
Stena AB
7.500% 11/01/13	9,370,000	9,299,725
Teekay Shipping Corp.
8.875% 07/15/11	9,616,000	10,349,220
		28,374,545

14

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

INDUSTRIALS – (continued)

Transportation – (continued)
Transportation-Services – 0.7%
Bristow Group, Inc.
6.125% 06/15/13	7,595,000	7,063,350
		7,063,350
Transportation Total		35,437,895
INDUSTRIALS TOTAL		156,669,399

TECHNOLOGY – 2.7%

Office/Business Equipment – 0.2%
Office Automation & Equipment – 0.2%
Xerox Corp.
6.400% 03/15/16	2,135,000	2,221,019
		2,221,019
Office/Business Equipment Total		2,221,019
Semiconductors – 2.5%
Electronic Components-Semiconductors – 2.5%
Advanced Micro Devices, Inc.
7.750% 11/01/12	2,910,000	2,982,750
Freescale Semiconductor, Inc.
6.875% 07/15/11	9,815,000	10,351,783
10.125% 12/15/16(a)	7,065,000	7,144,481
PIK,
9.125% 12/15/14(a)	5,200,000	5,200,000
		25,679,014
Semiconductors Total		25,679,014
TECHNOLOGY TOTAL		27,900,033

UTILITIES – 5.6%

Electric – 5.6%
Electric-Generation – 2.1%
AES Corp.
7.750% 03/01/14	15,550,000	16,483,000
Edison Mission Energy
7.730% 06/15/09	4,780,000	4,959,250
		21,442,250
Electric-Integrated – 1.8%
CMS Energy Corp.
6.875% 12/15/15	3,710,000	3,812,025
8.500% 04/15/11	1,645,000	1,797,163
Mirant Mid Atlantic LLC
8.625% 06/30/12	954,726	1,009,623

15

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

UTILITIES – (continued)

Electric – (continued)
Electric-Integrated – (continued)
Nevada Power Co.
6.500% 04/15/12	3,950,000	4,102,904
TECO Energy, Inc.
6.750% 05/01/15	3,480,000	3,619,200
7.000% 05/01/12	4,180,000	4,378,550
		18,719,465
Independent Power Producer – 1.7%
Mirant North America LLC
7.375% 12/31/13	6,510,000	6,591,375
MSW Energy Holdings LLC
7.375% 09/01/10	3,780,000	3,855,600
NRG Energy, Inc.
7.250% 02/01/14	2,545,000	2,545,000
7.375% 02/01/16	2,750,000	2,750,000
7.375% 01/15/17	1,735,000	1,730,663
		17,472,638
Electric Total		57,634,353
UTILITIES TOTAL		57,634,353

Total Corporate Fixed-Income Bonds & Notes (cost of $990,622,579)		992,038,616

Short-Term Obligations – 4.0%

Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by U.S. Notes with various maturities to 08/15/09, market value of $42,679,377 (repurchase proceeds $41,847,067)	41,841,000	41,841,000

Total Short-Term Obligations (cost of $41,841,000)		41,841,000

16

Total Investments – 99.8% (cost of $1,032,463,579)(c)(d)	1,033,879,616

Other Assets & Liabilities, Net – 0.2%	1,890,050

Net Assets – 100.0%	1,035,769,666

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities, which are not illiquid, amounted to $158,508,864, which represents 15.3% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(c)	Cost for federal income tax purposes is $1,036,660,406.

(d)	Unrealized appreciation and depreciation at November 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$12,478,874	$(15,259,664)	$(2,780,790)

Acronym	Name

PIK	Payment-In-Kind

17

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*

Mortgage-Backed Securities – 59.4%

Federal Home Loan Mortgage Corp.
	4.881% 02/01/18(a)	22,841	22,814
	5.500% 07/01/21	63,290,564	63,598,365
	5.789% 07/01/19(a)	45,444	45,349
	5.987% 05/01/18(a)	43,384	43,499
	6.000% 05/15/29	8,812,000	8,935,910
	7.000% 08/01/29	16	16
	7.500% 04/01/07	204	204
	7.500% 08/01/08	1,724	1,726
	7.500% 10/01/11	19,637	20,082
	7.500% 03/01/16	17,257	17,202
	8.000% 04/01/07	77	78
	8.000% 06/01/07	417	418
	8.000% 08/01/07	1,720	1,724
	8.000% 12/01/07	2,131	2,139
	8.000% 05/01/09	72	73
	8.000% 06/01/09	8,210	8,217
	8.000% 07/01/09	24,822	25,169
	8.000% 09/01/09	44,102	44,749
	8.000% 05/01/10	14,305	14,597
	8.000% 01/01/11	5,991	5,975
	8.000% 12/01/11	116,410	117,557
	8.000% 05/01/16	44,952	45,486
	8.000% 04/01/17	76,249	79,405
	8.500% 12/01/07	13,341	13,419
	8.500% 01/01/08	5,332	5,369
	8.500% 02/01/08	2,622	2,642
	8.500% 03/01/08	2,424	2,459
	8.500% 10/01/08	2,175	2,197
	8.500% 05/01/09	12,263	12,422
	8.500% 01/01/10	10,082	10,398
	8.500% 07/01/10	4,864	4,919
	8.500% 03/01/17	5,808	6,161
	8.500% 06/01/17	349	371
	8.500% 09/01/17	25,847	27,233
	8.500% 09/01/20	68,846	72,536
	8.750% 12/01/07	2,644	2,660
	8.750% 05/01/08	1,047	1,065
	8.750% 07/01/08	2,251	2,265
	8.750% 08/01/08	671	680
	8.750% 10/01/08	9,168	9,226

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

8.750% 03/01/09	13,401	13,760
8.750% 05/01/09	8,582	8,636
8.750% 11/01/09	15,844	16,110
9.000% 12/01/08	1,466	1,493
9.000% 05/01/09	26,486	26,959
9.000% 06/01/09	1,583	1,580
9.000% 07/01/09	67,286	69,047
9.000% 05/01/10	1,804	1,802
9.000% 06/01/11	1,988	2,083
9.000% 12/01/16	4,654	4,965
9.000% 12/01/18	34,129	34,097
9.000% 01/01/22	102,178	109,980
9.250% 10/01/08	2,568	2,622
9.250% 11/01/08	10,068	10,281
9.250% 03/01/09	3,321	3,350
9.250% 01/01/10	101,410	103,549
9.250% 03/01/10	27,090	28,188
9.250% 07/01/10	1,185	1,222
9.250% 10/01/10	31,790	33,077
9.250% 11/01/10	15,634	15,769
9.250% 10/01/19	18,839	20,266
9.500% 10/01/08	6,392	6,539
9.500% 11/01/08	6,461	6,610
9.500% 02/01/09	11,895	12,008
9.500% 06/01/09	46,050	47,112
9.500% 07/01/09	4,192	4,335
9.500% 08/01/09	16,911	17,486
9.500% 04/01/11	11,275	11,876
9.500% 05/01/12	10,047	10,657
9.500% 04/01/16	1,419	1,525
9.500% 07/01/16	1,258	1,361
9.500% 09/01/16	1,726	1,855
9.500% 10/01/16	6,165	6,643
9.500% 04/01/18	6,374	6,451
9.500% 06/01/20	1,421	1,546
9.500% 09/01/20	544	588
9.500% 06/01/21	13,928	15,045
9.500% 01/01/29	32,463	35,832
9.750% 11/01/08	1,749	1,799
9.750% 12/01/08	13,195	13,575
9.750% 04/01/09	17,126	17,596

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

9.750% 09/01/16	10,386	11,178
10.000% 09/01/18	3,973	4,294
10.000% 11/01/19	42,775	47,342
10.250% 06/01/09	3,265	3,427
10.250% 09/01/09	8,531	8,888
10.250% 10/01/09	26,177	27,049
10.250% 06/01/10	34,053	35,746
10.250% 10/01/10	13,350	13,794
10.250% 08/01/13	14,275	15,199
10.250% 11/01/13	13,339	13,783
10.500% 11/01/09	21	21
10.500% 09/01/13	2,606	2,666
10.500% 01/01/16	85,092	92,977
10.500% 06/01/17	85,790	93,022
10.500% 08/01/19	11,558	11,994
10.500% 09/01/19	13,848	14,610
10.500% 01/01/20	64,157	71,424
10.500% 04/01/21	38,457	39,907
11.250% 10/01/09	15,256	16,191
11.250% 02/01/10	12,495	13,418
11.250% 04/01/11	42,028	45,439
11.250% 10/01/12	9,857	10,263
11.250% 08/01/13	54,019	57,373
11.250% 02/01/15	3,053	3,287
11.250% 07/01/15	9,613	10,348
11.250% 09/01/15	24,993	25,457
11.250% 12/01/15	27,054	29,852
11.500% 02/01/15	36,074	39,226
TBA
5.500% 12/12/36(b)	90,556,000	90,244,668
Federal National Mortgage Association
5.427% 07/01/27(a)	27,049	27,221
6.000% 12/01/08	770,851	770,561
6.000% 01/01/09	617,631	617,399
6.000% 01/01/24	274,396	278,525
6.000% 02/01/24	141,582	143,788
6.000% 03/01/24	1,027,971	1,043,982
6.000% 04/01/24	858,941	872,246
6.000% 05/01/24	259,675	263,720
6.000% 08/01/24	70,323	71,418
6.000% 01/01/26	4,376	4,446
6.000% 03/01/26	73,438	74,635
6.000% 04/01/26	5,019	5,101

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

6.000% 05/01/26	8,397	8,534
6.500% 10/01/07	368	368
6.500% 12/01/07	1,830	1,830
6.500% 01/01/09	6,553	6,586
6.500% 02/01/09	3,049	3,064
6.500% 06/01/09	1,531	1,548
6.500% 08/01/10	16,493	16,783
6.500% 12/01/10	1,277	1,300
6.500% 04/01/11	26,514	27,124
6.500% 11/01/19(a)	3,200	3,210
6.500% 10/01/22	24,960	25,593
6.500% 09/01/25	42,904	44,064
6.500% 11/01/25	146,818	150,789
6.500% 05/01/26	193,958	199,203
6.500% 09/01/28	13,205	13,582
6.500% 12/01/28	15,026	15,455
6.500% 01/01/29	147,087	151,292
6.500% 06/01/29	176,910	181,836
6.510% 08/01/19(a)	26,194	26,147
6.565% 07/01/16	4,765,546	4,972,948
6.695% 07/01/20(a)	11,677	11,889
6.792% 06/01/20(a)	30,868	31,452
6.891% 12/01/31(a)	45,482	45,125
6.900% 12/01/17(a)	15,689	16,116
7.000% 11/01/07	121	121
7.000% 06/01/09	5,340	5,376
7.000% 07/01/10	21,603	21,956
7.000% 09/01/10	15,867	16,235
7.000% 10/01/10	32,436	33,191
7.000% 10/01/12	23,345	24,035
7.000% 06/01/19(a)	21,110	21,280
7.000% 08/01/23	164,644	170,167
7.000% 10/01/23	29,430	30,417
7.000% 11/01/23	83,772	86,583
7.000% 02/01/27	7,236	7,488
7.075% 03/01/18(a)	139,760	143,135
7.199% 08/01/36(a)	21,216	21,223
7.500% 02/01/08	216	216
7.500% 01/01/09	3,021	3,035
7.500% 05/01/09	3,925	3,934
7.500% 06/01/09	6,751	6,752

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

7.500% 12/01/09	21,763	22,143
7.500% 02/01/10	1,578	1,606
7.500% 06/01/10	5,964	6,111
7.500% 11/01/11	7,965	8,045
7.500% 07/01/13	15,030	15,477
7.500% 12/01/14	781	811
7.500% 01/01/17	42,468	44,543
7.500% 02/01/18	21,766	22,828
7.500% 10/01/23	12,725	13,289
7.500% 12/01/23	59,026	61,641
8.000% 07/01/08	5,119	5,157
8.000% 12/01/08	4,890	4,906
8.000% 03/01/09	2,079	2,087
8.000% 04/01/09	36,373	36,494
8.000% 07/01/09	32,905	33,140
8.000% 08/01/09	734	733
8.000% 03/01/13	3,092	3,270
8.000% 11/01/15	5,075	5,380
8.000% 06/01/25	2,146	2,272
8.000% 08/01/27	26,289	27,865
8.000% 02/01/30	3,085	3,275
8.000% 03/01/30	10,089	10,660
8.000% 08/01/30	3,205	3,387
8.000% 10/01/30	47,151	49,822
8.000% 11/01/30	227,198	240,068
8.000% 12/01/30	90,809	95,953
8.000% 01/01/31	547,880	581,661
8.000% 02/01/31	759	802
8.000% 04/01/31	42,534	44,944
8.000% 05/01/31	49,514	52,332
8.000% 08/01/31	2,741	2,898
8.000% 09/01/31	158,548	167,588
8.000% 12/01/31	20,042	21,183
8.000% 03/01/32	26,446	27,960
8.000% 04/01/32	229,612	242,730
8.000% 05/01/32	497,501	525,988
8.000% 06/01/32	464,422	491,015
8.000% 07/01/32	8,221	8,692
8.000% 08/01/32	34,671	36,656
8.000% 10/01/32	38,756	40,976
8.000% 11/01/32	116,656	123,264
8.000% 02/01/33	177,812	187,993

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

8.000% 03/01/33	39,134	41,387
8.000% 06/01/33	7,696	8,139
8.250% 05/01/08	5,055	5,079
8.250% 04/01/09	557	569
8.250% 05/01/10	5,712	5,741
8.250% 09/01/11	1,989	2,022
8.500% 09/01/07	2,443	2,441
8.500% 02/01/08	12,199	12,271
8.500% 05/01/08	653	654
8.500% 11/01/08	7,464	7,582
8.500% 12/01/08	2,794	2,792
8.500% 06/01/09	14,466	14,662
8.500% 07/01/09	4,851	4,847
8.500% 03/01/10	8,228	8,222
8.500% 12/01/11	18,972	19,010
8.500% 02/01/15	2,858	2,910
8.500% 05/01/15	10,434	10,734
8.500% 06/01/15	52,787	52,871
8.500% 02/01/17	2,539	2,699
8.500% 06/01/17	3,363	3,389
8.500% 07/01/17	21,070	21,598
8.500% 12/01/17	3,615	3,612
8.500% 09/01/21	39,344	40,332
9.000% 06/01/07	335	337
9.000% 08/01/07	589	594
9.000% 09/01/07	4,950	4,950
9.000% 10/01/07	153	153
9.000% 03/01/08	2,470	2,491
9.000% 05/01/08	3,058	3,108
9.000% 07/01/08	2,824	2,880
9.000% 12/01/08	3,617	3,647
9.000% 01/01/09	2,172	2,190
9.000% 05/01/09	82,305	83,542
9.000% 07/01/09	137	137
9.000% 09/01/09	21,452	21,881
9.000% 12/01/09	25,248	25,308
9.000% 04/01/10	1,450	1,494
9.000% 05/01/10	3,118	3,166
9.000% 06/01/10	7,046	7,187
9.000% 11/01/10	515	530
9.000% 04/01/11	5,618	5,664

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

9.000% 06/01/11	2,173	2,225
9.000% 09/01/13	9,198	9,274
9.000% 09/01/14	4,349	4,349
9.000% 04/01/15	7,285	7,563
9.000% 05/01/15	7,770	8,060
9.000% 04/01/16	129,420	133,725
9.000% 06/01/16	6,868	7,074
9.000% 07/01/16	4,235	4,270
9.000% 09/01/16	5,839	6,014
9.000% 10/01/16	4,348	4,435
9.000% 12/01/16	3,028	3,094
9.000% 01/01/17	3,076	3,193
9.000% 02/01/17	157	161
9.000% 05/01/17	2,802	2,858
9.000% 06/01/17	6,679	6,829
9.000% 08/01/17	18,275	18,823
9.000% 05/01/18	34,986	35,771
9.000% 09/01/19	1,776	1,829
9.000% 10/01/19	20,131	20,734
9.000% 11/01/19	417	429
9.000% 03/01/20	912	920
9.000% 07/01/20	2,095	2,137
9.000% 01/01/21	2,842	2,994
9.000% 08/01/21	161,967	166,825
9.000% 06/01/22	2,819	2,926
9.000% 09/01/24	41,249	44,482
9.500% 12/01/10	5,633	5,771
9.500% 03/01/11	514	526
9.500% 06/01/15	4,603	4,813
9.500% 03/01/16	13,853	13,991
9.500% 04/01/16	9,892	10,123
9.500% 06/01/16	35,435	35,787
9.500% 02/01/17	2,181	2,302
9.500% 07/01/17	528	540
9.500% 01/01/19	141,452	152,295
9.500% 04/01/20	167,747	181,510
9.500% 07/15/21	394,632	431,086
9.500% 08/01/21	140,304	154,779
10.000% 04/01/20	17,016	18,398
10.500% 03/01/14	29,130	30,181
10.500% 12/01/15	72,802	76,912
11.000% 08/01/15	47,813	50,851

		Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

TBA:	5.000% 12/18/21(b)	92,415,000	91,548,609
	5.500% 12/18/21(b)	19,115,000	19,216,539
	5.500% 12/12/36(b)	23,500,000	23,411,875
	6.000% 12/12/36(c)	95,778,000	96,795,641
	6.500% 12/12/36(b)	68,750,000	70,146,450
Government National Mortgage Association
	5.375% 05/20/22(a)	41,300	41,464
	5.375% 06/20/23(a)	26,646	26,778
	5.750% 08/20/22(a)	7,665	7,703
	6.000% 12/15/10	57,024	57,695
	6.500% 06/15/23	15,887	16,373
	6.500% 08/15/23	17,401	17,934
	6.500% 09/15/23	21,088	21,733
	6.500% 10/15/23	36,724	37,847
	6.500% 11/15/23	178,071	183,516
	6.500% 12/15/23	61,316	63,191
	6.500% 01/15/24	41,519	42,821
	6.500% 02/15/24	38,333	39,535
	6.500% 03/15/24	108,586	111,990
	6.500% 04/15/24	17,646	18,199
	6.500% 05/15/24	30,812	31,767
	6.500% 07/15/24	130,740	134,748
	6.500% 09/15/25	31,806	32,827
	6.500% 12/15/25	34,716	35,830
	6.500% 01/15/28	30,386	31,378
	6.500% 02/15/28	76,827	79,335
	6.500% 07/15/28	135,387	139,807
	6.500% 08/15/28	116,896	120,712
	6.500% 10/15/28	108,539	112,083
	6.500% 11/15/28	37,077	38,288
	6.500% 12/15/28	216,374	223,437
	6.500% 01/15/29	173,870	179,470
	6.500% 02/15/29	43,267	44,661
	7.000% 02/15/09	759	769
	7.000% 03/15/22	8,901	9,198
	7.000% 04/15/22	2,125	2,196
	7.000% 10/15/22	4,297	4,440
	7.000% 11/15/22	12,125	12,530
	7.000% 01/15/23	197,719	204,425
	7.000% 03/15/23	2,243	2,320

		Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

	7.000% 05/15/23	81,658	84,429
	7.000% 06/15/23	25,069	25,919
	7.000% 07/15/23	5,857	6,056
	7.000% 10/15/23	88,302	91,297
	7.000% 12/15/23	65,287	67,484
	7.000% 01/15/24	2,016	2,086
	7.000% 03/15/24	2,311	2,390
	7.000% 10/15/24	50,669	52,392
	7.000% 08/15/25	2,435	2,520
	7.000% 09/15/25	4,059	4,201
	7.000% 10/15/25	121,579	125,830
	7.000% 12/15/25	49,760	51,502
	7.000% 01/15/26	50,564	52,354
	7.000% 02/15/26	58,919	61,007
	7.000% 03/15/26	6,028	6,240
	7.000% 04/15/26	4,516	4,676
	7.000% 05/15/26	1,618	1,675
	7.000% 06/15/26	56,082	58,067
	7.000% 11/15/26	79,010	81,784
	7.000% 12/15/26	782	810
	7.000% 01/15/27	4,578	4,742
	7.000% 02/15/27	1,046	1,084
	7.000% 04/15/27	4,108	4,255
	7.000% 08/15/27	962	996
	7.000% 09/15/27	57,864	59,932
	7.000% 10/15/27	88,170	91,319
	7.000% 11/15/27	234,574	242,955
	7.000% 12/15/27	385,644	399,423
	7.000% 01/15/28	45,060	46,618
	7.000% 02/15/28	87,558	90,630
	7.000% 03/15/28	187,167	193,691
	7.000% 04/15/28	104,350	107,959
	7.000% 05/15/28	42,024	43,478
	7.000% 06/15/28	13,767	14,242
	7.000% 07/15/28	516,491	534,344
	7.000% 09/15/28	18,635	19,279
	7.000% 12/15/28	98,059	101,447
	7.000% 01/15/29	1,563	1,618
	7.000% 02/15/29	4,089	4,232
	7.000% 03/15/29	33,847	35,027
	7.000% 04/15/29	50,125	51,872
	7.000% 05/15/29	33,324	34,487

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

7.000% 06/15/29	27,233	28,183
7.000% 07/15/29	77,531	80,235
7.000% 08/15/29	56,790	58,770
7.000% 09/15/29	37,704	39,020
7.000% 10/15/29	17,171	17,769
7.500% 02/15/07	613	615
7.500% 03/15/07	622	623
7.500% 04/15/22	19,367	20,200
7.500% 10/15/23	69,972	73,031
7.500% 07/15/25	8,503	8,885
7.500% 08/15/25	172,915	180,678
7.500% 10/15/25	21,216	22,168
7.500% 12/15/25	47,316	49,440
8.000% 08/15/07	118	118
8.000% 04/15/08	63	64
8.000% 11/15/14	25,558	27,019
8.000% 06/20/17	166,371	174,879
8.000% 06/15/22	70,037	74,339
8.000% 02/15/23	100,714	106,662
8.000% 03/20/23	697	735
8.000% 06/15/23	2,331	2,469
8.000% 07/15/23	3,349	3,546
8.000% 07/15/26	80,776	85,729
8.000% 07/15/29	4,721	5,014
8.500% 10/15/09	7,011	7,275
8.500% 12/15/21	5,298	5,704
8.500% 01/15/22	85,478	92,148
8.500% 09/15/22	4,526	4,879
8.500% 10/15/22	5,906	6,367
8.500% 11/20/22	59,374	63,769
8.500% 12/15/22	5,486	5,904
8.750% 12/15/21	112,652	120,421
8.850% 01/15/19	46,468	49,778
8.850% 05/15/19	71,755	76,866
9.000% 06/15/07	180	182
9.000% 08/15/08	21,372	21,837
9.000% 09/15/08	38,385	39,219
9.000% 10/15/08	6,394	6,534
9.000% 11/15/08	27,422	28,017
9.000% 12/15/08	20,961	21,417
9.000% 01/15/09	13,572	13,985

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

9.000% 02/15/09	18,316	18,874
9.000% 03/15/09	56,013	57,719
9.000% 04/15/09	2,761	2,845
9.000% 05/15/09	100,995	104,070
9.000% 06/15/09	85,491	88,094
9.000% 12/15/09	6,972	7,184
9.000% 05/15/16	25,343	27,127
9.000% 06/15/16	19,188	20,539
9.000% 07/15/16	29,595	31,679
9.000% 08/15/16	1,605	1,718
9.000% 09/15/16	26,128	27,969
9.000% 10/15/16	45,584	48,793
9.000% 11/15/16	10,326	11,053
9.000% 11/20/16	97,856	104,354
9.000% 12/15/16	1,320	1,414
9.000% 01/15/17	93,788	100,454
9.000% 02/15/17	2,312	2,477
9.000% 03/20/17	45,404	48,450
9.000% 05/15/17	3,075	3,294
9.000% 06/15/17	28,118	30,117
9.000% 06/20/17	111,386	118,857
9.000% 07/15/17	680	727
9.000% 09/15/17	12,721	13,625
9.000% 10/15/17	14,895	15,913
9.000% 12/15/17	9,010	9,629
9.000% 04/20/18	122,542	131,041
9.000% 05/20/18	44,390	47,469
9.000% 12/15/19	495	533
9.000% 04/15/20	1,107	1,192
9.000% 05/20/21	3,756	4,036
9.000% 09/15/21	501	541
9.000% 02/15/25	137,564	149,016
9.250% 10/15/16	127,671	137,135
9.250% 05/15/18	16,782	18,130
9.250% 07/15/21	37,632	40,905
9.250% 09/15/21	34,947	37,986
9.500% 06/15/09	73,153	75,798
9.500% 07/15/09	22,589	23,406
9.500% 08/15/09	92,734	96,088
9.500% 09/15/09	73,564	76,225
9.500% 10/15/09	43,379	44,948
9.500% 02/20/18	56,093	60,932

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)
9.500% 12/20/24	11,868	12,964
9.500% 01/20/25	12,871	14,069
10.000% 12/15/17	1,902	2,114
10.000% 07/20/18	19,855	21,993
10.000% 11/15/18	562	625
10.000% 12/15/18	462	513
10.000% 03/15/19	490	545
10.000% 04/15/20	862	960
10.000% 11/15/20	12,709	14,155
10.500% 02/15/10	4,283	4,579
10.500% 09/15/10	707	756
10.500% 06/15/11	14,882	16,115
10.500% 06/15/12	15,937	17,402
10.500% 03/15/13	250	275
10.500% 07/15/13	7,254	7,982
10.500% 11/15/13	19,622	21,592
10.500% 08/15/15	9,200	10,206
10.500% 09/15/15	21,210	23,530
10.500% 10/15/15	7,526	8,349
10.500% 12/15/15	8,280	9,186
10.500% 01/15/16	33,704	37,503
10.500% 01/20/16	189	208
10.500% 02/15/16	11,392	12,676
10.500% 03/15/16	10,445	11,622
10.500% 07/15/17	13,748	15,336
10.500% 10/15/17	2,496	2,784
10.500% 11/15/17	45,185	50,402
10.500% 12/15/17	74,497	83,100
10.500% 01/15/18	55,034	61,512
10.500% 02/15/18	64,006	71,546
10.500% 03/15/18	50,904	56,901
10.500% 04/15/18	119,232	133,274
10.500% 06/15/18	8,414	9,405
10.500% 07/15/18	61,106	68,304
10.500% 09/15/18	24,319	27,183
10.500% 10/15/18	7,735	8,646
10.500% 12/15/18	10,627	11,894
10.500% 02/15/19	8,338	9,349
10.500% 03/15/19	6,133	6,877
10.500% 04/15/19	50,363	56,470
10.500% 05/15/19	41,635	46,685

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

10.500% 06/15/19	60,765	68,072
10.500% 06/20/19	9,037	10,097
10.500% 07/15/19	117,363	131,597
10.500% 07/20/19	6,450	7,206
10.500% 08/15/19	23,260	26,082
10.500% 08/20/19	16,030	17,910
10.500% 09/15/19	27,415	30,740
10.500% 09/20/19	12,669	14,155
10.500% 10/15/19	4,486	5,030
10.500% 12/15/19	56,901	63,802
10.500% 03/15/20	19,955	22,410
10.500% 04/15/20	6,224	6,989
10.500% 05/15/20	7,583	8,515
10.500% 07/15/20	20,814	23,373
10.500% 08/15/20	32,372	36,353
10.500% 09/15/20	16,540	18,574
10.500% 10/15/20	149	168
10.500% 11/15/20	2,133	2,396
10.500% 12/15/20	833	935
10.500% 01/15/21	2,854	3,209
10.500% 08/15/21	183,664	204,952
10.625% 05/15/10	7,970	8,527
11.000% 12/15/09	20,853	22,164
11.000% 01/15/10	248	267
11.000% 02/15/10	21,652	23,226
11.000% 03/15/10	8,343	8,972
11.000% 07/15/10	11,031	11,861
11.000% 08/15/10	24,647	26,470
11.000% 09/15/10	41,327	44,372
11.000% 10/15/10	1,666	1,792
11.000% 11/15/10	4,314	4,623
11.000% 04/15/11	5,382	5,827
11.000% 02/15/13	1,681	1,845
11.000% 07/15/13	17,878	19,621
11.000% 08/15/15	28,015	31,126
11.000% 09/15/15	36,499	40,551
11.000% 10/15/15	8,891	9,878
11.000% 11/15/15	83,098	92,319
11.000% 12/15/15	85,313	94,784
11.000% 01/15/16	32,619	36,373
11.000% 02/15/16	3,068	3,421
11.000% 03/15/16	4,037	4,502

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

11.000% 07/15/16	40,713	45,399
11.000% 07/15/17	213	226
11.000% 08/15/18	5,073	5,670
11.000% 09/15/18	88,069	98,425
11.000% 11/15/18	10,245	11,449
11.000% 12/15/18	37,112	41,476
11.000% 06/20/19	10,233	11,426
11.000% 07/20/19	284	315
11.000% 09/20/19	3,757	4,179
11.000% 12/15/20	12,853	14,420
11.000% 02/15/21	7,042	7,905
11.000% 03/15/21	10,306	11,570
11.500% 03/15/10	2,261	2,452
11.500% 04/15/10	8,119	8,810
11.500% 07/15/10	5,837	6,334
11.500% 09/15/10	25,421	27,585
11.500% 10/15/10	21,443	23,267
11.500% 01/15/13	27,115	29,919
11.500% 02/15/13	86,743	96,071
11.500% 03/15/13	161,380	178,434
11.500% 04/15/13	144,350	159,836
11.500% 05/15/13	180,312	199,641
11.500% 06/15/13	102,007	112,924
11.500% 07/15/13	76,032	84,211
11.500% 08/15/13	26,244	29,066
11.500% 09/15/13	23,563	25,797
11.500% 11/15/13	8,315	9,210
11.500% 01/15/14	4,444	4,957
11.500% 02/15/14	39,285	43,818
11.500% 08/15/15	4,662	5,232
11.500% 09/15/15	12,736	14,036
11.500% 10/15/15	19,772	22,209
11.500% 11/15/15	7,327	8,222
11.500% 12/15/15	12,696	14,248
11.500% 01/15/16	7,565	8,534
11.500% 02/15/16	7,379	8,324
11.500% 02/20/16	11,825	13,292
11.500% 03/15/16	7,818	8,820
11.500% 11/15/17	8,680	9,834
11.500% 12/15/17	9,978	11,305
11.500% 01/15/18	5,710	6,493

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

11.500% 02/15/18	4,340	4,935
11.500% 02/20/18	1,284	1,455
11.500% 05/15/18	7,963	9,056
11.500% 11/15/19	6,198	7,071
11.750% 07/15/13	27,069	30,198
11.750% 09/15/13	9,600	10,710
11.750% 07/15/15	43,679	48,371
12.000% 07/15/11	2,386	2,623
12.000% 11/15/12	4,567	5,094
12.000% 12/15/12	124,557	138,928
12.000% 01/15/13	106,252	119,503
12.000% 02/15/13	60,732	68,308
12.000% 03/15/13	12,510	14,070
12.000% 05/15/13	16,339	18,377
12.000% 08/15/13	30,396	34,186
12.000% 09/15/13	77,783	87,482
12.000% 09/20/13	2,844	3,188
12.000% 10/15/13	8,602	9,675
12.000% 12/15/13	21,775	24,491
12.000% 01/15/14	33,437	37,752
12.000% 01/20/14	3,328	3,734
12.000% 02/15/14	69,603	78,887
12.000% 02/20/14	20,975	23,689
12.000% 03/15/14	132,427	150,091
12.000% 03/20/14	8,359	9,440
12.000% 04/15/14	75,167	85,115
12.000% 04/20/14	36,396	41,105
12.000% 05/15/14	132,874	150,596
12.000% 06/15/14	31,508	35,710
12.000% 07/15/14	13,172	14,928
12.000% 08/20/14	2,197	2,481
12.000% 01/15/15	27,569	30,780
12.000% 02/15/15	71,972	80,355
12.000% 03/15/15	47,263	52,768
12.000% 03/20/15	229	254
12.000% 04/15/15	48,111	53,714
12.000% 05/15/15	20,326	22,694
12.000% 06/15/15	22,406	25,029
12.000% 07/15/15	30,292	33,821
12.000% 09/20/15	11,200	12,460
12.000% 10/15/15	14,979	16,723
12.000% 11/15/15	8,418	9,399

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

12.000% 12/20/15	1,554	1,728
12.000% 01/15/16	4,985	5,552
12.000% 02/15/16	7,068	7,873
12.000% 02/20/16	3,173	3,522
12.250% 09/15/13	26,201	28,907
12.250% 02/15/14	49,413	54,638
12.250% 03/15/14	6,484	7,170
12.250% 04/15/14	20,187	22,321
12.500% 04/15/10	60,421	66,068
12.500% 05/15/10	77,027	84,457
12.500% 06/15/10	94,692	103,731
12.500% 07/15/10	61,435	67,341
12.500% 08/15/10	12,054	13,217
12.500% 09/15/10	3,898	4,274
12.500% 10/15/10	21,211	23,257
12.500% 11/15/10	95,130	104,213
12.500% 12/15/10	177,043	193,849
12.500% 01/15/11	30,433	33,632
12.500% 05/15/11	15,172	16,767
12.500% 10/15/13	48,282	53,698
12.500% 10/20/13	22,197	24,599
12.500% 11/15/13	123,529	137,388
12.500% 12/15/13	45,990	51,138
12.500% 01/15/14	30,966	34,527
12.500% 05/15/14	88,255	98,405
12.500% 06/15/14	62,891	70,125
12.500% 07/15/14	2,247	2,506
12.500% 07/20/14	2,839	3,155
12.500% 08/15/14	12,271	13,683
12.500% 09/20/14	2,676	2,973
12.500% 10/20/14	6,604	7,337
12.500% 11/15/14	4,115	4,512
12.500% 12/15/14	45,203	50,401
12.500% 01/15/15	71,515	79,747
12.500% 04/15/15	2,528	2,826
12.500% 05/15/15	18,540	20,719
12.500% 05/20/15	26,426	29,276
12.500% 06/15/15	11,783	13,169
12.500% 07/15/15	25,506	28,504
12.500% 07/20/15	3,139	3,496
12.500% 08/15/15	24,220	27,067

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

12.500% 10/15/15	32,847	36,709
12.500% 11/20/15	9,193	10,237
13.000% 01/15/11	53,091	58,339
13.000% 02/15/11	39,843	44,292
13.000% 03/15/11	34,258	38,084
13.000% 04/15/11	82,359	91,554
13.000% 06/15/11	12,129	13,483
13.000% 06/15/12	26,991	30,098
13.000% 10/15/12	14,712	16,406
13.000% 11/15/12	7,251	8,086
13.000% 12/15/12	5,399	6,020
13.000% 02/15/13	14,223	15,906
13.000% 05/15/13	4,005	4,479
13.000% 09/15/13	16,642	18,610
13.000% 09/20/13	18,247	20,332
13.000% 10/15/13	50,912	56,933
13.000% 06/15/14	27,665	31,022
13.000% 06/20/14	998	1,115
13.000% 07/15/14	16,307	18,285
13.000% 07/20/14	2,023	2,261
13.000% 09/15/14	22,790	25,546
13.000% 10/15/14	17,436	19,552
13.000% 11/15/14	32,108	36,241
13.000% 12/15/14	29,652	33,250
13.000% 03/15/15	6,191	6,934
13.000% 06/15/15	7,127	8,009
13.000% 01/15/16	24,885	28,017
13.500% 05/15/10	7,283	8,090
13.500% 06/15/10	1,166	1,296
13.500% 07/15/10	1,605	1,783
13.500% 10/15/10	8,972	9,966
13.500% 04/15/11	5,808	6,503
13.500% 05/15/11	41,295	46,241
13.500% 10/15/12	1,889	2,122
13.500% 11/15/12	29,219	32,827
13.500% 06/15/13	9,103	10,257
13.500% 07/15/14	6,607	7,463
13.500% 08/15/14	37,808	42,713
13.500% 08/20/14	5,881	6,621
13.500% 09/15/14	11,215	12,669
13.500% 09/20/14	5,639	6,348
13.500% 10/15/14	18,010	20,346

	Par ($)	Value ($)

Mortgage-Backed Securities – (continued)

13.500% 11/15/14	12,009	13,566
13.500% 11/20/14	36,081	40,618
13.500% 12/15/14	9,470	10,699
13.500% 12/20/14	5,327	5,996
13.500% 01/15/15	13,646	15,452
13.500% 02/15/15	23,217	26,289
13.500% 02/20/15	9,012	10,168
13.500% 04/15/15	4,127	4,673
13.500% 06/15/15	4,931	5,583
14.000% 06/15/11	4,199	4,733
14.000% 03/15/12	4,900	5,543
14.500% 10/15/12	4,578	5,207
15.000% 09/15/11	37,687	42,973
15.000% 07/15/12	2,481	2,840

Total Mortgage-Backed Securities (cost of $491,905,336)		498,523,969

Government & Agency Obligations – 43.1%

U.S. GOVERNMENT AGENCIES – 3.9%
AID-Israel
5.500% 04/26/24	10,000,000	10,658,760
Federal Home Loan Bank
3.875% 06/14/13	1,750,000	1,666,177
5.375% 07/17/09	10,000,000	10,153,940
Small Business Administration
5.360% 11/01/26	9,000,000	9,166,276
7.600% 01/01/12	193,116	200,098
8.200% 10/01/11	101,148	105,511
8.250% 11/01/11	327,701	342,467
8.650% 11/01/14	463,954	493,967
8.850% 08/01/11	49,885	52,242
9.150% 07/01/11	131,555	137,931
	U.S. GOVERNMENT AGENCIES TOTAL	32,977,369

U.S. GOVERNMENT OBLIGATIONS – 39.2%
U.S. Treasury Bonds
5.500% 08/15/28(c)	37,885,000	42,229,955
6.500% 11/15/26(c)(d)	26,944,000	33,315,825
6.750% 08/15/26(c)	12,888,000	16,311,375
6.875% 08/15/25(c)	3,900,000	4,964,275
7.125% 02/15/23(c)	11,619,000	14,845,991
7.250% 08/15/22(c)	10,346,000	13,314,009

		Par ($)	Value ($)

Government & Agency Obligations – (continued)

U.S. GOVERNMENT OBLIGATIONS – (continued)

	8.750% 08/15/20(c)	13,446,000	19,028,188
U.S. Treasury Notes
	4.000% 02/15/14(c)	2,055,000	1,998,407
	4.250% 08/15/14(c)	1,350,000	1,332,439
	5.000% 02/15/11(c)	60,538,000	61,916,632
	6.125% 08/15/07	20,672,000	20,832,683
	6.500% 02/15/10(c)	88,643,000	93,906,178
U.S. Treasury STRIPS
	02/15/09(c)	5,500,000	4,981,521
	U.S. GOVERNMENT OBLIGATIONS TOTAL		328,977,478

	Total Government & Agency Obligations (cost of $351,710,557)		361,954,847

Asset-Backed Securities – 7.9%
Bank One Issuance Trust
	5.430% 12/15/10(a)	10,800,000	10,818,550
Capital One Multi-Asset Execution Trust
	5.570% 05/16/11(a)	10,000,000	10,042,212
Chase Credit Card Master Trust
	5.430% 07/15/10(a)	10,000,000	10,016,206
Chase Funding Mortgage Loan
	5.587% 02/25/32	1,294,042	1,284,508
	5.850% 02/25/32	4,622,266	4,542,449
	6.150% 06/25/31	4,094,917	4,092,136
	6.899% 03/25/31	1,705,744	1,707,935
First Alliance Mortgage Loan Trust
	8.225% 09/20/27	288,491	287,636
Green Tree Financial Corp.
	7.850% 08/15/25	9,100,000	8,964,505
MBNA Credit Card Master Note Trust
	4.450% 08/15/16(e)	5,000,000	4,819,156
Preferred Mortgage Asset Trust
	8.400% 09/25/12	19	19
Residential Asset Mortgage Products
	4.120% 06/25/33	2,303,401	2,245,595
	5.600% 12/25/33	5,500,000	5,447,069
Residential Asset Securities Corp.
	6.656% 04/25/32	1,838,691	1,859,377

		Par ($)	Value ($)

Asset-Backed Securities – (continued)

Residential Funding Mortgage Securities, Inc.

	6.460% 01/25/27	435,803	434,057

	Total Asset-Backed Securities (cost of $66,851,366)		66,561,410

Collateralized Mortgage Obligations – 2.6%

AGENCY – 0.0%
Federal Home Loan Mortgage Corp.
	I.O.:
	5.500% 01/15/23(f)	285,642	8,128
	5.500% 05/15/27(f)	409,179	29,805
Vendee Mortgage Trust
	I.O.:
	0.304% 03/15/29(f)	8,468,798	78,385
	0.442% 09/15/27(f)	7,045,465	88,677
	AGENCY TOTAL		204,995

NON - AGENCY – 2.6%
Countrywide Home Loans, Inc.
	6.000% 01/25/33	2,257,204	2,292,643
First Horizon Asset Securities, Inc.
	5.121% 10/25/33(a)	1,808,765	1,683,167
Nomura Asset Acceptance Corp.
	6.664% 05/25/36	4,220,000	4,293,625
Residential Accredit Loans, Inc.
	6.250% 03/25/17	3,174,695	3,166,295
Residential Funding Mortgage Securities, Inc.
	6.500% 03/25/32	1,031,216	1,034,631
	6.500% 03/25/32	773,412	776,958
Suntrust Alternative Loan Trust
	6.066% 12/25/35	6,969,445	6,983,234
Tryon Mortgage Funding, Inc.
	7.500% 02/20/27	39,114	38,989
Washington Mutual Mortgage Loan Trust
	6.120% 01/25/40(a)	1,577,053	1,579,163
	NON - AGENCY TOTAL		21,848,705

	Total Collateralized Mortgage Obligations (cost of $21,707,634)		22,053,700

Commercial Mortgage-Backed Securities – 1.2%

Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.648% 10/15/48	7,900,000	8,180,155

		Par ($)	Value ($)

Commercial Mortgage-Backed Securities – (continued)

Merrill Lynch Mortgage Investors, Inc.
	I.O.,

	0.840% 12/15/30(f)	7,745,551	163,877
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	1,420,509	1,435,260

	Total Commercial Mortgage-Backed Securities (cost of $9,622,593)		9,779,292

Corporate Fixed-Income Bonds & Notes – 0.0%

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Export Funding Trust
	8.210% 12/29/06	126,634	126,816
	Diversified Financial Services Total		126,816
	FINANCIALS TOTAL		126,816

	Total Corporate Fixed-Income Bonds & Notes (cost of $126,634)		126,816

	Shares

Securities Lending Collateral – 28.1%
State Street Navigator Securities Lending Prime Portfolio (g)	236,427,376	236,427,376

Total Securities Lending Collateral (cost of $236,427,376)		236,427,376

	Par ($)

Short-Term Obligation – 31.7%
Repurchase agreement with Greenwich Capital, dated 11/30/06, due 12/01/06 at 5.250% collateralized by U.S. Government Obligations with various maturities to 08/06/38, market value $275,355,516 (repurchase proceeds $266,547,866)	266,509,000	266,509,000

Total Short-Term Obligation (cost of $266,509,000)		266,509,000

Total Investments – 174.0% (cost of $1,444,860,496)(h)(i)	1,461,936,410

Other Assets & Liabilities, Net – (74.0)%	(621,960,193)

Net Assets – 100.0%	839,976,217

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)	Security purchased on a delayed delivery basis.

(c)	All or portion of security was on loan at November 30, 2006. The market value of these securities is $232,646,608.

(d)	A portion of this security with a market value of $1,749,625 is pledged as collateral for open futures contracts.

(e)	Investments in affiliates during the period ended November 30, 2006:
Security name: MBNA Credit Card Master Note Trust

	Par as of 08/31/06:		$5,000,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 11/30/06:		$5,000,000
	Net realized gain/loss:		$—
	Interest income earned:		$18,542
	Value at end of period:		$4,819,156

(f)	Accrued interest accumulates in the value of this security and is payable at redemption.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $1,446,617,270.

(i)	Unrealized appreciation and depreciation at November 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized		Net Unrealized
Appreciation	Depreciation		Appreciation

	$20,269,231	$(4,950,091)	$15,319,140

At November 30, 2006, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation

5-Year U.S. Treasury Notes	254	$26,924,000	$26,677,112	Dec-2006	$(246,888)
10-Year U.S. Treasury Notes	422	46,044,156	45,436,847	Dec-2006	(607,309)
U.S. Treasury Bonds	64	7,320,000	7,087,620	Dec-2006	(232,380)
					$(1,086,577)

Acronym	Name

I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Greater China Fund

	Shares	Value ($)*

Common Stocks – 94.6%

CONSUMER DISCRETIONARY – 7.0%

Automobiles – 1.0%
Great Wall Motor Co., Ltd., Class H	1,966,682	1,946,772
Automobiles Total		1,946,772
Distributors – 3.2%
China Resources Enterprise Ltd.	974,000	2,474,207
Li & Fung Ltd.	1,249,600	3,614,463
Distributors Total		6,088,670
Diversified Consumer Services – 0.0%
New Oriental Education & Technology Group, ADR (a)	700	22,337
Diversified Consumer Services Total		22,337
Hotels, Restaurants & Leisure – 1.1%
Cafe de Coral Holdings Ltd.	976,000	1,718,939
Home Inns & Hotels Management, Inc., ADR (a)	12,800	391,296
Hotels, Restaurants & Leisure Total		2,110,235
Specialty Retail – 1.7%
Esprit Holdings Ltd.	324,000	3,359,229
Specialty Retail Total		3,359,229
CONSUMER DISCRETIONARY TOTAL		13,527,243

CONSUMER STAPLES – 2.6%
Beverages – 0.3%
Yantai Changyu Pioneer Wine Co., Class B	126,510	497,339
Beverages Total		497,339
Food Products – 2.0%
China Mengniu Dairy Co., Ltd.	1,421,000	3,094,551
China Milk Products Group Ltd. (a)	863,000	768,108
Food Products Total		3,862,659
Personal Products – 0.3%
China Flavors & Fragrances Co., Ltd. (a)	1,514,000	605,308
Personal Products Total		605,308
CONSUMER STAPLES TOTAL		4,965,306

ENERGY – 21.2%
Oil, Gas & Consumable Fuels – 21.2%
China Petroleum & Chemical Corp., Class H	12,278,000	9,707,176
China Shenhua Energy Co., Ltd., Class H	1,574,000	3,039,239
CNOOC Ltd.	8,858,500	7,834,997
PetroChina Co., Ltd., Class H	14,544,000	18,510,120

1

	Shares	Value ($)

Common Stocks – (continued)

ENERGY – (continued)

Oil, Gas & Consumable Fuels – (continued)
Yanzhou Coal Mining Co., Ltd., Class H	2,468,000	1,754,529
Oil, Gas & Consumable Fuels Total		40,846,061
ENERGY TOTAL		40,846,061

FINANCIALS – 24.1%
Commercial Banks – 8.2%
Bank of China Ltd., Class H (a)	4,943,000	2,395,643
China Merchants Bank Co., Ltd., Class H (a)	5,314,800	10,221,361
Dah Sing Financial Holdings Ltd.	138,000	1,255,150
Industrial & Commercial Bank of China, Class H (a)	3,698,000	1,868,313
Commercial Banks Total		15,740,467
Consumer Finance – 0.2%
Aeon Credit Service Co., Ltd.	538,000	414,977
Consumer Finance Total		414,977
Insurance – 8.9%
China Life Insurance Co., Ltd., Class H	5,380,000	13,057,934
Ping An Insurance (Group) Co., Ltd., Class H	1,073,000	4,131,300
Insurance Total		17,189,234
Real Estate Management & Development – 6.8%
Cheung Kong Holdings Ltd.	117,000	1,382,266
China Merchants Property Development Co., Ltd.	761,396	1,671,816
Guangzhou R&F Properties Co. Ltd., Class H	1,936,000	3,932,354
Shui On Land Ltd. (a)	1,647,500	1,433,852
Sun Hung Kai Properties Ltd.	247,000	2,800,630
Swire Pacific Ltd., Class A	190,000	2,000,450
Real Estate Management & Development Total		13,221,368
FINANCIALS TOTAL		46,566,046

HEALTH CARE – 1.1%
Health Care Equipment & Supplies – 0.6%
Mindray Medical International Ltd., ADR (a)	44,851	1,076,424
Health Care Equipment & Supplies Total		1,076,424

2

	Shares	Value ($)

Common Stocks – (continued)

HEALTH CARE – (continued)

Pharmaceuticals – 0.5%
China Shineway Pharmaceutical Group Ltd.	1,832,000	1,024,483
Pharmaceuticals Total		1,024,483
HEALTH CARE TOTAL		2,100,907

INDUSTRIALS – 13.3%
Commercial Services & Supplies – 0.5%
Guangdong Nan Yue Logistics Co., Ltd., Class H	2,013,000	957,493
Commercial Services & Supplies Total		957,493
Electrical Equipment – 3.6%
Dongfang Electrical Machinery Co., Ltd., Class H	500,000	1,168,568
Harbin Power Equipment, Class H	2,252,000	2,200,251
Shanghai Electric Group Co., Ltd., Class H	6,690,000	2,339,296
Wasion Meters Group Ltd.	3,470,000	1,271,348
Electrical Equipment Total		6,979,463
Industrial Conglomerates – 1.4%
Hutchison Whampoa Ltd.	286,200	2,691,375
Industrial Conglomerates Total		2,691,375
Machinery – 0.4%
Xinjiang Tianye Water Saving Irrigation System Co., Ltd., Class H	3,728,000	690,127
Machinery Total		690,127
Marine – 0.9%
China Shipping Development Co. Ltd., Class H	1,554,000	1,823,946
Marine Total		1,823,946
Transportation Infrastructure – 6.5%
Anhui Expressway Co., Ltd., Class H	1,482,000	1,120,252
China Merchants Holdings International Co., Ltd.	1,258,000	4,196,703
Cosco Pacific Ltd.	2,042,000	4,509,922
Jiangsu Expressway Co., Ltd., Class H	2,260,000	1,365,515
Zhejiang Expressway Co., Ltd., Class H	1,992,000	1,357,236
Transportation Infrastructure Total		12,549,628
INDUSTRIALS TOTAL		25,692,032

INFORMATION TECHNOLOGY – 2.7%
Computers & Peripherals – 0.6%
Lite-On Technology Corp.	846,139	1,097,574
Computers & Peripherals Total		1,097,574

3

	Shares	Value ($)

Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Electronic Equipment & Instruments – 0.4%
Hon Hai Precision Industry Co., Ltd.	115,712	842,615
Electronic Equipment & Instruments Total		842,615
Internet Software & Services – 0.8%
NetEase.com, Inc., ADR (a)	80,828	1,492,085
Internet Software & Services Total		1,492,085
Semiconductors & Semiconductor Equipment – 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	869,794	1,761,642
Semiconductors & Semiconductor Equipment Total		1,761,642
INFORMATION TECHNOLOGY TOTAL		5,193,916

TELECOMMUNICATION SERVICES – 19.6%
Diversified Telecommunication Services – 2.7%
China Telecom Corp., Ltd., Class H	8,624,000	3,991,181
Chunghwa Telecom Co., Ltd.	602,820	1,096,036
Diversified Telecommunication Services Total		5,087,217
Wireless Telecommunication Services – 16.9%
China Mobile Ltd.	3,741,500	31,456,738
Taiwan Mobile Co., Ltd	1,186,000	1,186,367
Wireless Telecommunication Services Total		32,643,105
TELECOMMUNICATION SERVICES TOTAL		37,730,322

UTILITIES – 3.0%
Gas Utilities – 3.0%
Hong Kong & China Gas Co., Ltd.	979,304	2,165,390
Xinao Gas Holdings Ltd.	2,912,000	3,575,073
Gas Utilities Total		5,740,463
UTILITIES TOTAL		5,740,463

Total Common Stocks (cost of $109,548,703)		182,362,296
Investment Company – 1.4%
iShares FTSE/Xinhua China 25 Index Fund	28,795	2,742,724

Total Investment Company (cost of $2,546,981)		2,742,724

	Par ($)
Short-Term Obligation – 4.9%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by a U.S. Treasury Bond maturing 08/15/28, market value of $9,659,127 (repurchase proceeds $9,468,373)	9,467,000	9,467,000

4

Total Short-Term Obligation (cost of $9,467,000)	9,467,000

Total Investments – 100.9% (cost of $121,562,684)(b)(c)	194,572,020

Other Assets & Liabilities, Net – (0.9)%	(1,714,206)

Net Assets – 100.0%	192,857,814

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $121,562,684.

(c)	Unrealized appreciation and depreciation at November 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$75,436,534	$(2,427,198)	$73,009,336

Acronym	Name

ADR	American Depositary Receipt

5

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2007